UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04782

HSBC FUNDS
(Exact name of registrant as specified in charter)

66 Hudson Boulevard e.

4th Floor

New York, NY 10001

(Address of principal executive offices) (Zip code)

STEFANO MICHELAGNOLI

PRESIDENT
66 Hudson Boulevard e.

4th Floor

New York, NY 10001

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-782-8183

Date of fiscal year end: October 31

Date of reporting period: October 31, 2024

Item 1. Reports to Shareholders.

(a) The Reports to Shareholders are attached herewith.

Annual Shareholder Report October 31, 2024

HSBC Radiant U.S. Smaller Companies Fund (Class I)

Class I | RESCX

This annual shareholder report contains important information about HSBC Radiant U.S. Smaller Companies Fund (Class I) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.assetmanagement.us.hsbc.com/en/institutional-investor/funds. You can also request this information by contacting us at 1-800-782-8183.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$104	0.90%

The Fund is a feeder fund that invests all of its investable assets in a master portfolio, HSBC Radiant U.S. Smaller Companies Portfolio (the “Portfolio”). Fund costs reflect the expenses of both the Fund and the Portfolio.

How did the Fund perform the last year and what affected its performance?

For the 12-month period ended October 31, 2024, the Fund returned 31.86% for its Class I shares (net of fees). That compared to a 35.61% return for the Bloomberg US 2500 Growth Total Return Index, the Fund's performance benchmark.

U.S. smaller company equities experienced a strong rally across much of the 12-month period under review due in large part to market anticipation of the Federal Reserve’s interest rate cut. The rate cut, which took place in September 2024, drove expectations of lower debt payments and improved access to capital, which generally benefited smaller companies and companies with greater leverage. Among small-cap U.S. equities, all sectors except Energy returned double-digit gains for the period, with the Financials, Utilities, and Information Technology sectors outperforming the rest. Strong corporate earnings, a stable jobs market, and a backdrop of receding inflation helped stabilize investor sentiment amid volatility driven by the lead-up to the U.S. election.

The Fund underperformed the Bloomberg US 2500 Growth Total Return Index for the period under review. By far the largest detractor from the Fund’s relative performance was its lack of exposure to two benchmark holdings: an artificial intelligence analytics firm that trades as a Bitcoin proxy and an e-commerce site for used car sales. The Fund’s below-benchmark exposure to the Materials and Industrials sectors also dragged on relative results. A below-benchmark exposure to companies that experience interest from short-sellers also detracted from relative performance, as investors generally covered their short positions in anticipation of a rally in more speculative names driven by the anticipated interest rate cuts.

The Fund’s relative performance benefited from its emphasis on companies with higher earnings yields, greater profitability, and strong price momentum. The Fund’s relative results also benefited from its above-benchmark exposure to companies with higher leverage in the lead-up to the interest rate cut, as well as its above-benchmark allocation to the Healthcare and Information Technology sectors, which outperformed.

HSBC Radiant U.S. Smaller Companies Fund (Class I)	Class I

Fund Performance

Average Annual Total Returns (%)

As of October 31, 2024

R	1 Year	5 Years	10 Years
Class I	31.86%	12.29%	9.89%
Bloomberg US 2500 Growth Total Return Index	35.61%	9.13%	9.58%
Bloomberg US 3000 Total Return Index	37.75%	14.57%	12.42%

The Fund's past performance is not a good predictor of the Fund's future performance. The performance data quoted above represents past performance (including prior to the date on which the Fund changed its name, principal investment strategies and sub-adviser) and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect the taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted above also reflects any fee waivers and/or expense reimbursements that have been in effect during the applicable periods. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg US 3000 Total Return Index. Updated performance information is available at no cost at www.assetmanagement.us.hsbc.com/en/institutional-investor/funds.

Key Fund Statistics

As of October 31, 2024	Precentage
Total Net Assets	$24,876,126
# of Portfolio Holdings	85
Portfolio Turnover Rate	84%
Advisory and Sub-Advisory Fees Paid	$150,046

The total number of portfolio holdings, portfolio turnover rate and total advisory fees paid reflects statistics for the Portfolio, in which the Fund invests.

What did the Fund invest in?

As of October 31, 2024

The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Portfolio, in which the Fund invests. These allocations may not be representative of the Fund’s future investments.

Portfolio Composition (%)
Information Technology	25.6%
Health Care	20.8%
Industrials	16.7%
Consumer Discretionary	13.5%
Financials	11.5%
Real Estate	5.3%
Materials	3.2%
Consumer Staples	2.1%
Communication Services	1.3%

HSBC Radiant U.S. Smaller Companies Fund (Class I)	Class I

Top Ten Corporate Issuers (%)
Sprouts Farmers Market, Inc.	2.2%
Guidewire Software, Inc.	2.1%
DocuSign, Inc.	2.0%
Gen Digital, Inc.	1.9%
Nutanix, Inc. A	1.8%
Frontdoor, Inc.	1.8%
Semtech Corp.	1.8%
East West Bancorp, Inc.	1.7%
Burlington Stores, Inc.	1.7%
Jones Lang LaSalle, Inc.	1.7%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, proxy voting information, financial statements or holdings, please visit www.assetmanagement.us.hsbc.com/en/institutional-investor/funds.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, or you wish to receive a copy of this document at a new address, please contact 1-800-782-8183.

HSBC Radiant U.S. Smaller Companies Fund (Class I)	Class I

Annual Shareholder Report October 31, 2024

HSBC Radiant U.S. Smaller Companies Fund

Class A | HSOAX

This annual shareholder report contains important information about HSBC Radiant U.S. Smaller Companies Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.assetmanagement.us.hsbc.com/en/individual-investor/funds. You can also request this information by contacting us at 1-800-782-8183.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$156	1.35%

The Fund is a feeder fund that invests all of its investable assets in a master portfolio, HSBC Radiant U.S. Smaller Companies Portfolio (the “Portfolio”). Fund costs reflect the expenses of both the Fund and the Portfolio.

How did the Fund perform the last year and what affected its performance?

For the 12-month period ended October 31, 2024, the Fund returned 31.66% for its Class A shares (net of fees). That compared to a 35.61% return for the Bloomberg US 2500 Growth Total Return Index, the Fund's performance benchmark.

U.S. smaller company equities experienced a strong rally across much of the 12-month period under review due in large part to market anticipation of the Federal Reserve’s interest rate cut. The rate cut, which took place in September 2024, drove expectations of lower debt payments and improved access to capital, which generally benefited smaller companies and companies with greater leverage. Among small-cap U.S. equities, all sectors except Energy returned double-digit gains for the period, with the Financials, Utilities, and Information Technology sectors outperforming the rest. Strong corporate earnings, a stable jobs market, and a backdrop of receding inflation helped stabilize investor sentiment amid volatility driven by the lead-up to the U.S. election.

The Fund underperformed the Bloomberg US 2500 Growth Total Return Index for the period under review. By far the largest detractor from the Fund’s relative performance was its lack of exposure to two benchmark holdings: an artificial intelligence analytics firm that trades as a Bitcoin proxy and an e-commerce site for used car sales. The Fund’s below-benchmark exposure to the Materials and Industrials sectors also dragged on relative results. A below-benchmark exposure to companies that experience interest from short-sellers also detracted from relative performance, as investors generally covered their short positions in anticipation of a rally in more speculative names driven by the anticipated interest rate cuts.

The Fund’s relative performance benefited from its emphasis on companies with higher earnings yields, greater profitability, and strong price momentum. The Fund’s relative results also benefited from its above-benchmark exposure to companies with higher leverage in the lead-up to the interest rate cut, as well as its above-benchmark allocation to the Healthcare and Information Technology sectors, which outperformed.

HSBC Radiant U.S. Smaller Companies Fund	Class A

Fund Performance

Average Annual Total Returns (%)

As of October 31, 2024

R	1 Year	5 Years	10 Years
Class A	31.66%	11.72%	9.35%
Bloomberg US 2500 Growth Total Return Index	35.61%	9.13%	9.58%
Bloomberg US 3000 Total Return Index	37.75%	14.57%	12.42%

The Fund's past performance is not a good predictor of the Fund's future performance. The performance data quoted above represents past performance (including prior to the date on which the Fund changed its name, principal investment strategies and sub-adviser) and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect the taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted above also reflects any fee waivers and/or expense reimbursements that have been in effect during the applicable periods. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg US 3000 Total Return Index. Updated performance information is available at no cost at www.assetmanagement.us.hsbc.com/en/individual-investor/funds.

Key Fund Statistics

As of October 31, 2024	Precentage
Total Net Assets	$8,346,528
# of Portfolio Holdings	85
Portfolio Turnover Rate	84%
Advisory and Sub-Advisory Fees Paid	$150,046

The total number of portfolio holdings, portfolio turnover rate and total advisory fees paid reflects statistics for the Portfolio, in which the Fund invests.

What did the Fund invest in?

As of October 31, 2024

The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Portfolio, in which the Fund invests. These allocations may not be representative of the Fund’s future investments.

Portfolio Composition (%)
Information Technology	25.6%
Health Care	20.8%
Industrials	16.7%
Consumer Discretionary	13.5%
Financials	11.5%
Real Estate	5.3%
Materials	3.2%
Consumer Staples	2.1%
Communication Services	1.3%

HSBC Radiant U.S. Smaller Companies Fund	Class A

Top Ten Corporate Issuers (%)
Sprouts Farmers Market, Inc.	2.2%
Guidewire Software, Inc.	2.1%
DocuSign, Inc.	2.0%
Gen Digital, Inc.	1.9%
Nutanix, Inc. A	1.8%
Frontdoor, Inc.	1.8%
Semtech Corp.	1.8%
East West Bancorp, Inc.	1.7%
Burlington Stores, Inc.	1.7%
Jones Lang LaSalle, Inc.	1.7%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, proxy voting information, financial statements or holdings, please visit www.assetmanagement.us.hsbc.com/en/individual-investor/funds.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, or you wish to receive a copy of this document at a new address, please contact 1-800-782-8183.

HSBC Radiant U.S. Smaller Companies Fund	Class A

Annual Shareholder Report October 31, 2024

HSBC U.S. Government Money Market Fund

Class A | HGDXX

This annual shareholder report contains important information about HSBC U.S. Government Money Market Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.assetmanagement.us.hsbc.com/en/individual-investor/funds. You can also request this information by contacting us at 1-800-782-8183.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.48%

How did the Fund perform the last year and what affected its performance?

Yields on U.S. government money market securities fell during the 12-month period ending October 31, 2024. Interest rates remained relatively high during the period until the Federal Reserve (Fed) cut the federal funds rate by 50 basis points in September 2024.

At the start of the period, forecasters had expected cooling inflation to prompt the Fed to reduce the federal funds rate by more than 100 basis points in early 2024. Those expectations shifted as stubbornly high inflation made rate cuts less likely in the near term and left rates persistently higher.

In this environment, money market securities became more attractive than initially expected, pushing yields higher.

As the inflation rate established a consistent downward trajectory in the second half of the period, expectations for rate cuts rose again. These expectations, along with the rate cuts enacted by the Fed, depressed yields late in the period.

Throughout most of the period, the Fund maintained a long weighted average maturity (WAM) in response to a persistent higher-rate environment and market volatility that reduced confidence in forecasts. The Fund maintained a long weighted average life throughout the period.

As yields in reverse repurchase agreements (RRPs) became volatile, the Fund opportunistically increased its position in floating-rate notes to take advantage of higher yields when possible.

HSBC U.S. Government Money Market Fund	Class A

Key Fund Statistics

As of October 31, 2024	Precentage
Total Net Assets	$36,979,115,571
# of Portfolio Holdings	161
Net Advisory Fees Paid	$30,090,412

What did the Fund invest in?

As of October 31, 2024

The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund. These allocations may not be representative of the Fund’s future investments.

Investment Allocation (%)
Repurchase Agreements	34.5%
U.S. Treasury Obligations	33.6%
U.S. Government and Government Agency Obligations	26.8%
Investment Companies	5.1%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, or you wish to receive a copy of this document at a new address, please contact 1-800-782-8183.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, proxy voting information, financial statements or holdings, please visit www.assetmanagement.us.hsbc.com/en/individual-investor/funds.

HSBC U.S. Government Money Market Fund	Class A

Annual Shareholder Report October 31, 2024

HSBC U.S. Government Money Market Fund

Class I | HGIXX

This annual shareholder report contains important information about HSBC U.S. Government Money Market Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.assetmanagement.us.hsbc.com/en/institutional-investor/funds. You can also request this information by contacting us at 1-800-782-8183.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$13	0.13%

How did the Fund perform the last year and what affected its performance?

Yields on U.S. government money market securities fell during the 12-month period ending October 31, 2024. Interest rates remained relatively high during the period until the Federal Reserve (Fed) cut the federal funds rate by 50 basis points in September 2024.

At the start of the period, forecasters had expected cooling inflation to prompt the Fed to reduce the federal funds rate by more than 100 basis points in early 2024. Those expectations shifted as stubbornly high inflation made rate cuts less likely in the near term and left rates persistently higher.

In this environment, money market securities became more attractive than initially expected, pushing yields higher.

As the inflation rate established a consistent downward trajectory in the second half of the period, expectations for rate cuts rose again. These expectations, along with the rate cuts enacted by the Fed, depressed yields late in the period.

Throughout most of the period, the Fund maintained a long weighted average maturity (WAM) in response to a persistent higher-rate environment and market volatility that reduced confidence in forecasts. The Fund maintained a long weighted average life throughout the period.

As yields in reverse repurchase agreements (RRPs) became volatile, the Fund opportunistically increased its position in floating-rate notes to take advantage of higher yields when possible.

HSBC U.S. Government Money Market Fund	Class I

Key Fund Statistics

As of October 31, 2024	Precentage
Total Net Assets	$36,979,115,571
# of Portfolio Holdings	161
Net Advisory Fees Paid	$30,090,412

What did the Fund invest in?

As of October 31, 2024

The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund. These allocations may not be representative of the Fund’s future investments.

Investment Allocation (%)
Repurchase Agreements	34.5%
U.S. Treasury Obligations	33.6%
U.S. Government and Government Agency Obligations	26.8%
Investment Companies	5.1%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, or you wish to receive a copy of this document at a new address, please contact 1-800-782-8183.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, proxy voting information, financial statements or holdings, please visit www.assetmanagement.us.hsbc.com/en/institutional-investor/funds.

HSBC U.S. Government Money Market Fund	Class I

Annual Shareholder Report October 31, 2024

HSBC U.S. Government Money Market Fund

Class P | HGPXX

This annual shareholder report contains important information about HSBC U.S. Government Money Market Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.assetmanagement.us.hsbc.com/en/institutional-investor/funds. You can also request this information by contacting us at 1-800-782-8183.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$18	0.18%

How did the Fund perform the last year and what affected its performance?

Yields on U.S. government money market securities fell during the 12-month period ending October 31, 2024. Interest rates remained relatively high during the period until the Federal Reserve (Fed) cut the federal funds rate by 50 basis points in September 2024.

At the start of the period, forecasters had expected cooling inflation to prompt the Fed to reduce the federal funds rate by more than 100 basis points in early 2024. Those expectations shifted as stubbornly high inflation made rate cuts less likely in the near term and left rates persistently higher.

In this environment, money market securities became more attractive than initially expected, pushing yields higher.

As the inflation rate established a consistent downward trajectory in the second half of the period, expectations for rate cuts rose again. These expectations, along with the rate cuts enacted by the Fed, depressed yields late in the period.

Throughout most of the period, the Fund maintained a long weighted average maturity (WAM) in response to a persistent higher-rate environment and market volatility that reduced confidence in forecasts. The Fund maintained a long weighted average life throughout the period.

As yields in reverse repurchase agreements (RRPs) became volatile, the Fund opportunistically increased its position in floating-rate notes to take advantage of higher yields when possible.

HSBC U.S. Government Money Market Fund	Class P

Key Fund Statistics

As of October 31, 2024	Precentage
Total Net Assets	$36,979,115,571
# of Portfolio Holdings	161
Net Advisory Fees Paid	$30,090,412

What did the Fund invest in?

As of October 31, 2024

The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund. These allocations may not be representative of the Fund’s future investments.

Investment Allocation (%)
Repurchase Agreements	34.5%
U.S. Treasury Obligations	33.6%
U.S. Government and Government Agency Obligations	26.8%
Investment Companies	5.1%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, or you wish to receive a copy of this document at a new address, please contact 1-800-782-8183.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, proxy voting information, financial statements or holdings, please visit www.assetmanagement.us.hsbc.com/en/institutional-investor/funds.

HSBC U.S. Government Money Market Fund	Class P

Annual Shareholder Report October 31, 2024

HSBC U.S. Government Money Market Fund

Class Y | RGYXX

This annual shareholder report contains important information about HSBC U.S. Government Money Market Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.assetmanagement.us.hsbc.com/en/institutional-investor/funds. You can also request this information by contacting us at 1-800-782-8183.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$24	0.23%

How did the Fund perform the last year and what affected its performance?

Yields on U.S. government money market securities fell during the 12-month period ending October 31, 2024. Interest rates remained relatively high during the period until the Federal Reserve (Fed) cut the federal funds rate by 50 basis points in September 2024.

At the start of the period, forecasters had expected cooling inflation to prompt the Fed to reduce the federal funds rate by more than 100 basis points in early 2024. Those expectations shifted as stubbornly high inflation made rate cuts less likely in the near term and left rates persistently higher.

In this environment, money market securities became more attractive than initially expected, pushing yields higher.

As the inflation rate established a consistent downward trajectory in the second half of the period, expectations for rate cuts rose again. These expectations, along with the rate cuts enacted by the Fed, depressed yields late in the period.

Throughout most of the period, the Fund maintained a long weighted average maturity (WAM) in response to a persistent higher-rate environment and market volatility that reduced confidence in forecasts. The Fund maintained a long weighted average life throughout the period.

As yields in reverse repurchase agreements (RRPs) became volatile, the Fund opportunistically increased its position in floating-rate notes to take advantage of higher yields when possible.

HSBC U.S. Government Money Market Fund	Class Y

Key Fund Statistics

As of October 31, 2024	Precentage
Total Net Assets	$36,979,115,571
# of Portfolio Holdings	161
Net Advisory Fees Paid	$30,090,412

What did the Fund invest in?

As of October 31, 2024

The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund. These allocations may not be representative of the Fund’s future investments.

Investment Allocation (%)
Repurchase Agreements	34.5%
U.S. Treasury Obligations	33.6%
U.S. Government and Government Agency Obligations	26.8%
Investment Companies	5.1%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, or you wish to receive a copy of this document at a new address, please contact 1-800-782-8183.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, proxy voting information, financial statements or holdings, please visit www.assetmanagement.us.hsbc.com/en/institutional-investor/funds.

HSBC U.S. Government Money Market Fund	Class Y

Annual Shareholder Report October 31, 2024

HSBC U.S. Government Money Market Fund

Intermediary | HGGXX

This annual shareholder report contains important information about HSBC U.S. Government Money Market Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.assetmanagement.us.hsbc.com/en/institutional-investor/funds. You can also request this information by contacting us at 1-800-782-8183.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Intermediary	$16	0.16%

How did the Fund perform the last year and what affected its performance?

Yields on U.S. government money market securities fell during the 12-month period ending October 31, 2024. Interest rates remained relatively high during the period until the Federal Reserve (Fed) cut the federal funds rate by 50 basis points in September 2024.

At the start of the period, forecasters had expected cooling inflation to prompt the Fed to reduce the federal funds rate by more than 100 basis points in early 2024. Those expectations shifted as stubbornly high inflation made rate cuts less likely in the near term and left rates persistently higher.

In this environment, money market securities became more attractive than initially expected, pushing yields higher.

As the inflation rate established a consistent downward trajectory in the second half of the period, expectations for rate cuts rose again. These expectations, along with the rate cuts enacted by the Fed, depressed yields late in the period.

Throughout most of the period, the Fund maintained a long weighted average maturity (WAM) in response to a persistent higher-rate environment and market volatility that reduced confidence in forecasts. The Fund maintained a long weighted average life throughout the period.

As yields in reverse repurchase agreements (RRPs) became volatile, the Fund opportunistically increased its position in floating-rate notes to take advantage of higher yields when possible.

HSBC U.S. Government Money Market Fund	Intermediary

Key Fund Statistics

As of October 31, 2024	Precentage
Total Net Assets	$36,979,115,571
# of Portfolio Holdings	161
Net Advisory Fees Paid	$30,090,412

What did the Fund invest in?

As of October 31, 2024

The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund. These allocations may not be representative of the Fund’s future investments.

Investment Allocation (%)
Repurchase Agreements	34.5%
U.S. Treasury Obligations	33.6%
U.S. Government and Government Agency Obligations	26.8%
Investment Companies	5.1%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, or you wish to receive a copy of this document at a new address, please contact 1-800-782-8183.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, proxy voting information, financial statements or holdings, please visit www.assetmanagement.us.hsbc.com/en/institutional-investor/funds.

HSBC U.S. Government Money Market Fund	Intermediary

Annual Shareholder Report October 31, 2024

HSBC U.S. Government Money Market Fund

Intermediary Service | HGFXX

This annual shareholder report contains important information about HSBC U.S. Government Money Market Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.assetmanagement.us.hsbc.com/en/institutional-investor/funds. You can also request this information by contacting us at 1-800-782-8183.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Intermediary Service	$18	0.18%

How did the Fund perform the last year and what affected its performance?

Yields on U.S. government money market securities fell during the 12-month period ending October 31, 2024. Interest rates remained relatively high during the period until the Federal Reserve (Fed) cut the federal funds rate by 50 basis points in September 2024.

At the start of the period, forecasters had expected cooling inflation to prompt the Fed to reduce the federal funds rate by more than 100 basis points in early 2024. Those expectations shifted as stubbornly high inflation made rate cuts less likely in the near term and left rates persistently higher.

In this environment, money market securities became more attractive than initially expected, pushing yields higher.

As the inflation rate established a consistent downward trajectory in the second half of the period, expectations for rate cuts rose again. These expectations, along with the rate cuts enacted by the Fed, depressed yields late in the period.

Throughout most of the period, the Fund maintained a long weighted average maturity (WAM) in response to a persistent higher-rate environment and market volatility that reduced confidence in forecasts. The Fund maintained a long weighted average life throughout the period.

As yields in reverse repurchase agreements (RRPs) became volatile, the Fund opportunistically increased its position in floating-rate notes to take advantage of higher yields when possible.

HSBC U.S. Government Money Market Fund	Intermediary Service

Key Fund Statistics

As of October 31, 2024	Precentage
Total Net Assets	$36,979,115,571
# of Portfolio Holdings	161
Net Advisory Fees Paid	$30,090,412

What did the Fund invest in?

As of October 31, 2024

The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund. These allocations may not be representative of the Fund’s future investments.

Investment Allocation (%)
Repurchase Agreements	34.5%
U.S. Treasury Obligations	33.6%
U.S. Government and Government Agency Obligations	26.8%
Investment Companies	5.1%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, or you wish to receive a copy of this document at a new address, please contact 1-800-782-8183.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, proxy voting information, financial statements or holdings, please visit www.assetmanagement.us.hsbc.com/en/institutional-investor/funds.

HSBC U.S. Government Money Market Fund	Intermediary Service

Annual Shareholder Report October 31, 2024

HSBC U.S. Treasury Money Market Fund

Class A | HTDXX

This annual shareholder report contains important information about HSBC U.S. Treasury Money Market Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.assetmanagement.us.hsbc.com/en/individual-investor/funds. You can also request this information by contacting us at 1-800-782-8183.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	0.50%

How did the Fund perform the last year and what affected its performance?

Yields on U.S. Treasury money market securities fell during the 12-month period ending October 31, 2024. The Federal Reserve (Fed)cut the federal funds rate by 50 basis points in September 2024. The rate remained relatively high during the period.

At the start of the period, forecasters had expected cooling inflation to prompt the Fed to reduce the federal funds rate by more than 100 basis points in early 2024. Those expectations shifted as stubbornly high inflation made rate cuts less likely in the near term and left rates persistently higher.

In this environment, money market securities became more attractive than initially expected, pushing yields higher.

As the inflation rate established a consistent downward trajectory in the second half of the period, expectations for rate cuts rose again.These expectations, along with the rate cuts enacted by the Fed, depressed yields late in the period.

The Fund maintained a very long weighted average maturity (WAM) throughout the period in response to the persistent higher-rate environment, as well as volatility that reduced confidence in forecasts.

HSBC U.S. Treasury Money Market Fund	Class A

Key Fund Statistics

As of October 31, 2024	Precentage
Total Net Assets	$4,898,221,476
# of Portfolio Holdings	95
Net Advisory Fees Paid	$2,230,814

What did the Fund invest in?

As of October 31, 2024

The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund. These allocations may not be representative of the Fund’s future investments.

Investment Allocation (%)
U.S. Treasury Obligations	100.0%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, or you wish to receive a copy of this document at a new address, please contact 1-800-782-8183.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, proxy voting information, financial statements or holdings, please visit www.assetmanagement.us.hsbc.com/en/individual-investor/funds.

HSBC U.S. Treasury Money Market Fund	Class A

Annual Shareholder Report October 31, 2024

HSBC U.S. Treasury Money Market Fund

Class I | HBIXX

This annual shareholder report contains important information about HSBC U.S. Treasury Money Market Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.assetmanagement.us.hsbc.com/en/institutional-investor/funds. You can also request this information by contacting us at 1-800-782-8183.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$14	0.14%

How did the Fund perform the last year and what affected its performance?

Yields on U.S. Treasury money market securities fell during the 12-month period ending October 31, 2024. The Federal Reserve (Fed)cut the federal funds rate by 50 basis points in September 2024. The rate remained relatively high during the period.

At the start of the period, forecasters had expected cooling inflation to prompt the Fed to reduce the federal funds rate by more than 100 basis points in early 2024. Those expectations shifted as stubbornly high inflation made rate cuts less likely in the near term and left rates persistently higher.

In this environment, money market securities became more attractive than initially expected, pushing yields higher.

As the inflation rate established a consistent downward trajectory in the second half of the period, expectations for rate cuts rose again.These expectations, along with the rate cuts enacted by the Fed, depressed yields late in the period.

The Fund maintained a very long weighted average maturity (WAM) throughout the period in response to the persistent higher-rate environment, as well as volatility that reduced confidence in forecasts.

HSBC U.S. Treasury Money Market Fund	Class I

Key Fund Statistics

As of October 31, 2024	Precentage
Total Net Assets	$4,898,221,476
# of Portfolio Holdings	95
Net Advisory Fees Paid	$2,230,814

What did the Fund invest in?

As of October 31, 2024

The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund. These allocations may not be representative of the Fund’s future investments.

Investment Allocation (%)
U.S. Treasury Obligations	100.0%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, or you wish to receive a copy of this document at a new address, please contact 1-800-782-8183.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, proxy voting information, financial statements or holdings, please visit www.assetmanagement.us.hsbc.com/en/institutional-investor/funds.

HSBC U.S. Treasury Money Market Fund	Class I

Annual Shareholder Report October 31, 2024

HSBC U.S. Treasury Money Market Fund

Class P | HTPXX

This annual shareholder report contains important information about HSBC U.S. Treasury Money Market Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.assetmanagement.us.hsbc.com/en/institutional-investor/funds. You can also request this information by contacting us at 1-800-782-8183.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$18	0.18%

How did the Fund perform the last year and what affected its performance?

Yields on U.S. Treasury money market securities fell during the 12-month period ending October 31, 2024. The Federal Reserve (Fed)cut the federal funds rate by 50 basis points in September 2024. The rate remained relatively high during the period.

At the start of the period, forecasters had expected cooling inflation to prompt the Fed to reduce the federal funds rate by more than 100 basis points in early 2024. Those expectations shifted as stubbornly high inflation made rate cuts less likely in the near term and left rates persistently higher.

In this environment, money market securities became more attractive than initially expected, pushing yields higher.

As the inflation rate established a consistent downward trajectory in the second half of the period, expectations for rate cuts rose again.These expectations, along with the rate cuts enacted by the Fed, depressed yields late in the period.

The Fund maintained a very long weighted average maturity (WAM) throughout the period in response to the persistent higher-rate environment, as well as volatility that reduced confidence in forecasts.

HSBC U.S. Treasury Money Market Fund	Class P

Key Fund Statistics

As of October 31, 2024	Precentage
Total Net Assets	$4,898,221,476
# of Portfolio Holdings	95
Net Advisory Fees Paid	$2,230,814

What did the Fund invest in?

As of October 31, 2024

The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund. These allocations may not be representative of the Fund’s future investments.

Investment Allocation (%)
U.S. Treasury Obligations	100.0%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, or you wish to receive a copy of this document at a new address, please contact 1-800-782-8183.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, proxy voting information, financial statements or holdings, please visit www.assetmanagement.us.hsbc.com/en/institutional-investor/funds.

HSBC U.S. Treasury Money Market Fund	Class P

Annual Shareholder Report October 31, 2024

HSBC U.S. Treasury Money Market Fund

Class Y | HTYXX

This annual shareholder report contains important information about HSBC U.S. Treasury Money Market Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.assetmanagement.us.hsbc.com/en/institutional-investor/funds. You can also request this information by contacting us at 1-800-782-8183.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$26	0.25%

How did the Fund perform the last year and what affected its performance?

Yields on U.S. Treasury money market securities fell during the 12-month period ending October 31, 2024. The Federal Reserve (Fed)cut the federal funds rate by 50 basis points in September 2024. The rate remained relatively high during the period.

At the start of the period, forecasters had expected cooling inflation to prompt the Fed to reduce the federal funds rate by more than 100 basis points in early 2024. Those expectations shifted as stubbornly high inflation made rate cuts less likely in the near term and left rates persistently higher.

In this environment, money market securities became more attractive than initially expected, pushing yields higher.

As the inflation rate established a consistent downward trajectory in the second half of the period, expectations for rate cuts rose again.These expectations, along with the rate cuts enacted by the Fed, depressed yields late in the period.

The Fund maintained a very long weighted average maturity (WAM) throughout the period in response to the persistent higher-rate environment, as well as volatility that reduced confidence in forecasts.

HSBC U.S. Treasury Money Market Fund	Class Y

Key Fund Statistics

As of October 31, 2024	Precentage
Total Net Assets	$4,898,221,476
# of Portfolio Holdings	95
Net Advisory Fees Paid	$2,230,814

What did the Fund invest in?

As of October 31, 2024

The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund. These allocations may not be representative of the Fund’s future investments.

Investment Allocation (%)
U.S. Treasury Obligations	100.0%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, or you wish to receive a copy of this document at a new address, please contact 1-800-782-8183.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, proxy voting information, financial statements or holdings, please visit www.assetmanagement.us.hsbc.com/en/institutional-investor/funds.

HSBC U.S. Treasury Money Market Fund	Class Y

Annual Shareholder Report October 31, 2024

HSBC U.S. Treasury Money Market Fund

Intermediary | HTGXX

This annual shareholder report contains important information about HSBC U.S. Treasury Money Market Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.assetmanagement.us.hsbc.com/en/institutional-investor/funds. You can also request this information by contacting us at 1-800-782-8183.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Intermediary	$16	0.16%

How did the Fund perform the last year and what affected its performance?

Yields on U.S. Treasury money market securities fell during the 12-month period ending October 31, 2024. The Federal Reserve (Fed)cut the federal funds rate by 50 basis points in September 2024. The rate remained relatively high during the period.

At the start of the period, forecasters had expected cooling inflation to prompt the Fed to reduce the federal funds rate by more than 100 basis points in early 2024. Those expectations shifted as stubbornly high inflation made rate cuts less likely in the near term and left rates persistently higher.

In this environment, money market securities became more attractive than initially expected, pushing yields higher.

As the inflation rate established a consistent downward trajectory in the second half of the period, expectations for rate cuts rose again.These expectations, along with the rate cuts enacted by the Fed, depressed yields late in the period.

The Fund maintained a very long weighted average maturity (WAM) throughout the period in response to the persistent higher-rate environment, as well as volatility that reduced confidence in forecasts.

HSBC U.S. Treasury Money Market Fund	Intermediary

Key Fund Statistics

As of October 31, 2024	Precentage
Total Net Assets	$4,898,221,476
# of Portfolio Holdings	95
Net Advisory Fees Paid	$2,230,814

What did the Fund invest in?

As of October 31, 2024

The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund. These allocations may not be representative of the Fund’s future investments.

Investment Allocation (%)
U.S. Treasury Obligations	100.0%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, or you wish to receive a copy of this document at a new address, please contact 1-800-782-8183.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, proxy voting information, financial statements or holdings, please visit www.assetmanagement.us.hsbc.com/en/institutional-investor/funds.

HSBC U.S. Treasury Money Market Fund	Intermediary

Annual Shareholder Report October 31, 2024

HSBC U.S. Treasury Money Market Fund

Intermediary Service | HTFXX

This annual shareholder report contains important information about HSBC U.S. Treasury Money Market Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.assetmanagement.us.hsbc.com/en/institutional-investor/funds. You can also request this information by contacting us at 1-800-782-8183.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Intermediary Service	$18	0.18%

How did the Fund perform the last year and what affected its performance?

Yields on U.S. Treasury money market securities fell during the 12-month period ending October 31, 2024. The Federal Reserve (Fed)cut the federal funds rate by 50 basis points in September 2024. The rate remained relatively high during the period.

At the start of the period, forecasters had expected cooling inflation to prompt the Fed to reduce the federal funds rate by more than 100 basis points in early 2024. Those expectations shifted as stubbornly high inflation made rate cuts less likely in the near term and left rates persistently higher.

In this environment, money market securities became more attractive than initially expected, pushing yields higher.

As the inflation rate established a consistent downward trajectory in the second half of the period, expectations for rate cuts rose again.These expectations, along with the rate cuts enacted by the Fed, depressed yields late in the period.

The Fund maintained a very long weighted average maturity (WAM) throughout the period in response to the persistent higher-rate environment, as well as volatility that reduced confidence in forecasts.

HSBC U.S. Treasury Money Market Fund	Intermediary Service

Key Fund Statistics

As of October 31, 2024	Precentage
Total Net Assets	$4,898,221,476
# of Portfolio Holdings	95
Net Advisory Fees Paid	$2,230,814

What did the Fund invest in?

As of October 31, 2024

The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund. These allocations may not be representative of the Fund’s future investments.

Investment Allocation (%)
U.S. Treasury Obligations	100.0%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, or you wish to receive a copy of this document at a new address, please contact 1-800-782-8183.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, proxy voting information, financial statements or holdings, please visit www.assetmanagement.us.hsbc.com/en/institutional-investor/funds.

HSBC U.S. Treasury Money Market Fund	Intermediary Service

(b) Not applicable.

Item 2. Code of Ethics.

(a)

HSBC Funds (the “Registrant”) has adopted a Code of Ethics that applies to the Registrant’s principal executive officer and principal financial officer.

(b)

No disclosures are required by this Item 2(b).

(c)

There have been no amendments to the Registrant’s Code of Ethics during the reporting period for this Form N-CSR.

(d)

There have been no waivers granted by the Registrant to individuals covered by the Registrant’s Code of Ethics during the reporting period for this Form N-CSR.

(e)

Not applicable.

(f)

A copy of the Registrant’s Code of Ethics is attached as Exhibit 19(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

(a)(1)

The Board of Trustees of the Registrant has determined that the Registrant has at least one member serving on the Registrant’s Audit Committee that possesses the attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.”

(a)(2)

The name of the audit committee financial experts are Marcia Beck, Susan Gause and Hugh Hurley III. Each is deemed to be “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

(a)(3)

Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees. The aggregate fees billed for professional services rendered by the independent registered public accounting firm for the audit of the Registrant’s annual financial statements or services normally provided in connection with statutory and regulatory filings or engagements for the last two fiscal years ended October 31, 2023 and 2024 were $270,000 and $211,500, respectively.

(b)

Audit-Related Fees. For the fiscal years ended October 31, 2023 and 2024, the independent registered public accounting firm did not bill the Registrant any fees for audit-related services which are not reported under paragraph (a) of this Item 4.

During the last two fiscal years ended October 31, 2023 and 2024, no fees for assurance and related services that relate directly to the operations and financial reporting of the Registrant were billed by the independent registered public accounting firm to the Registrant’s investment adviser (the “Adviser”) or any other entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Registrant.

(c)

Tax Fees. The aggregate fees billed for professional services rendered by the independent registered public accounting firm to the Registrant for tax compliance, tax advice, tax planning and tax return preparation for the last two fiscal years ended October 31, 2023 and 2024 were $52,700 and $57,850, respectively. The fees for 2023 and 2024 relate primarily to the preparation of federal and state income and excise tax returns and the review of excise tax distributions.

During the last two fiscal years ended October 31, 2023 and 2024, no fees for tax compliance, tax advice or tax planning services that relate directly to the operations and financial reporting of the Registrant were billed by the independent registered public accounting firm to the Adviser or any other entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Registrant.

(d)

All Other Fees. The aggregate fees billed for products and services provided by the independent registered public accounting firm to the Registrant, other than the services reported in paragraphs (a) – (c) of this Item 4, for the last two fiscal years ended October 31, 2023 and 2024 were $0 and $0, respectively.

During the last two fiscal years ended October 31, 2023 and 2024, no fees for other services that relate directly to the operations and financial reporting of the Registrant were billed by the independent registered public accounting firm to the Adviser or any other entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Registrant.

(e)(1)

Pre-Approval Policies and Procedures. The Registrant’s Audit Committee is required to pre-approve all audit and permitted non-audit services performed by the Registrant’s independent registered public accounting firm in accordance with the Registrant’s Audit Committee Charter and the Investment Company Act of 1940, as amended.

(2)

There were no pre-approval requirements waived for the services provided to the Registrant described in paragraphs (b)-(d) of Item 4 by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “De Minimis Rule”). There were no fees billed for services provided to the Adviser described in paragraphs (b)-(d) of Item 4 that were required to be pre-approved by the Audit Committee as described in paragraph (e)(1) of Item 4.

(f)

No disclosures are required by this Item 4(f).

(g)

Non-Audit Fees. For the last two fiscal years ended October 31, 2023 and 2024, the aggregate non-audit fees billed by the independent registered public accounting firm for services rendered to the Registrant and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Registrant were approximately $2,263,977 and $12,813,592, respectively. Fees for 2023 and 2024 represent independent registered public accounting firm’s services provided to the Registrant and to HSBC Bank and affiliates related to general corporate, state and local tax assistance, accounting matters and various advisory projects.

(h)

The Registrant’s Audit Committee considered the non-audit services rendered to the Registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser, and believes the services are compatible with the principal accountant’s independence.

(i)

Not applicable.

(j)

Not applicable.

Item 5. Audit Committees of Listed Registrants.

(a)	Not applicable.

(b)	Not applicable.

Item 6. Investments.

(a) Schedules of Investments are included as part of the reports to shareholders filed under Item 7(a) of this Form N-CSR.

(b) Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The Registrant’s Financial Statements are attached herewith.

HSBC Funds

Financial Statements and Additional Information

October 31, 2024

MONEY MARKET FUNDS	Class A	Class I	Intermediary Class	Intermediary Service Class	Class P	Class Y
HSBC U.S. Government Money Market Fund	HGDXX	HGIXX	HGGXX	HGFXX	HGPXX	RGYXX
HSBC U.S. Treasury Money Market Fund	HTDXX	HBIXX	HTGXX	HTFXX	HTPXX	HTYXX

HSBC Family of Funds

October 31, 2024

HSBC U.S. GOVERNMENT MONEY MARKET FUND

Schedule of Portfolio Investments—as of October 31, 2024

U.S. Government and Government Agency Obligations — 27.3%
	Principal Amount ($)	Value ($)
Federal Farm Credit Banks—14.5%
4.89% (SOFR + 8 bps), 11/08/2024 (a)	4,000,000	3,999,910
4.92% (SOFR + 11 bps), 11/22/2024 (a)	50,000,000	50,000,000
4.93% (FCPR DLY - 307 bps), 09/23/2025 (a)	150,000,000	150,000,000
4.93% (SOFR + 12 bps), 07/10/2026 (a)	50,000,000	50,000,000
4.94% (SOFR + 13 bps), 10/21/2025 (a)	100,000,000	99,995,059
4.95% (FCPR DLY - 305 bps), 04/01/2025 (a)	10,000,000	9,999,778
4.95% (SOFR + 14 bps), 08/19/2026 (a)	60,000,000	60,000,000
4.95% (SOFR + 14 bps), 09/09/2026 (a)	10,000,000	10,000,000
4.95% (SOFR + 14 bps), 11/04/2026 (a)	15,000,000	15,000,000
4.96% (FCPR DLY - 304 bps), 06/18/2025 (a)	59,567,000	59,560,365
4.96% (FCPR DLY - 305 bps), 07/15/2026 (a)	175,000,000	175,000,000
4.96% (FEDL01 + 13 bps), 05/02/2025 (a)	35,000,000	35,000,000
4.96% (SOFR + 15 bps), 12/29/2025 (a)	50,000,000	50,000,000
4.97% (FCPR DLY - 303 bps), 07/22/2025 (a)	100,000,000	100,000,000
4.97% (FCPR DLY - 303 bps), 09/25/2025 (a)	400,000,000	399,990,173
4.97% (FCPR DLY - 303 bps), 07/13/2026 (a)	150,000,000	150,000,000
4.97% (FCPR DLY - 304 bps), 03/24/2026 (a)	100,000,000	100,000,000
4.97% (SOFR + 16 bps), 08/28/2025 (a)	22,000,000	22,000,000
4.98% (FCPR DLY - 302 bps), 08/25/2025 (a)	325,000,000	324,972,302
4.98% (FCPR DLY - 302 bps), 09/08/2025 (a)	265,174,000	265,144,114
4.98% (FCPR DLY - 302 bps), 06/17/2026 (a)	280,000,000	280,000,000
4.98% (FCPR DLY - 302 bps), 06/22/2026 (a)	200,000,000	199,984,244
4.98% (FCPR DLY - 303 bps), 03/10/2025 (a)	300,000,000	299,996,942
4.98% (FCPR DLY - 303 bps), 08/14/2025 (a)	200,000,000	199,997,109
4.98% (FCPR DLY - 303 bps), 10/23/2025 (a)	100,000,000	99,979,535
4.99% (FCPR DLY - 301 bps), 08/07/2025 (a)	149,173,000	149,171,663
4.99% (FCPR DLY - 301 bps), 10/06/2025 (a)	225,000,000	225,000,000
4.99% (FCPR DLY - 301 bps), 01/16/2026 (a)	200,000,000	200,000,000
5.00% (FCPR DLY - 300 bps), 04/21/2025 (a)	241,332,000	241,340,899
U.S. Government and Government Agency Obligations (continued)
	Principal Amount ($)	Value ($)
5.00% (FCPR DLY - 300 bps), 07/28/2025 (a)	218,393,000	218,403,669
5.00% (FCPR DLY - 300 bps), 11/17/2025 (a)	70,000,000	70,000,000
5.00% (FCPR DLY - 300 bps), 07/07/2026 (a)	350,000,000	350,000,000
5.00% (FCPR DLY - 301 bps), 02/10/2025 (a)	184,700,000	184,736,094
5.00% (SOFR + 19 bps), 11/25/2024 (a)	27,476,000	27,476,160
5.01% (FCPR DLY - 299 bps), 10/02/2026 (a)	175,000,000	175,000,000
5.01% (FCPR DLY - 300 bps), 03/20/2025 (a)	125,000,000	125,000,000
5.01% (SOFR + 20 bps), 12/05/2024 (a)	5,000,000	5,000,124
5.01% (SOFR + 20 bps), 06/02/2025 (a)	9,439,000	9,442,615
5.02% (FCPR DLY - 298 bps), 01/09/2025 (a)	109,495,000	109,524,637
5.02% (FEDL01 + 19 bps), 06/20/2025 (a)	75,000,000	75,000,000
5.07%, 11/29/2024 (b)	23,000,000	22,914,133
		5,398,629,525
Federal Home Loan Banks—12.6%
1.00% (SOFR + 4 bps), 08/07/2025 (a)	50,000,000	50,000,000
4.81%, 12/05/2024	250,000,000	250,000,000
4.81%, 01/06/2025	350,000,000	350,000,000
4.82% (SOFR + 1 bps), 11/29/2024 (a)	300,000,000	300,000,000
4.82% (SOFR + 1 bps), 12/05/2024 (a)	250,000,000	250,000,000
4.82% (SOFR + 1 bps), 12/11/2024 (a)	250,000,000	250,000,000
4.82% (SOFR + 1 bps), 12/16/2024 (a)	150,000,000	150,000,000
4.82% (SOFR + 1 bps), 12/23/2024 (a)	250,000,000	250,000,000
4.82% (SOFR + 1 bps), 02/04/2025 (a)	100,000,000	100,000,000
4.83% (SOFR + 2 bps), 12/30/2024 (a)	100,000,000	100,000,000
4.83% (SOFR + 2 bps), 01/06/2025 (a)	100,000,000	100,000,000
4.83% (SOFR + 2 bps), 03/17/2025 (a)	200,000,000	200,000,000
4.84%, 01/24/2025 (b)	109,400,000	108,235,984
4.84% (SOFR + 3 bps), 04/04/2025 (a)	100,000,000	100,000,000
4.85%, 01/27/2025 (b)	200,000,000	197,796,000
4.88%, 03/14/2025 (b)	200,000,000	196,542,000
4.91% (SOFR + 10 bps), 12/10/2024 (a)	55,000,000	54,995,160
4.92%, 01/27/2025 (b)	125,000,000	123,601,354
4.92% (SOFR + 11 bps), 11/08/2024 (a)	95,000,000	94,999,925
4.92% (SOFR + 11 bps), 12/02/2024 (a)	100,000,000	100,000,000

2	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC U.S. GOVERNMENT MONEY MARKET FUND

Schedule of Portfolio Investments—as of October 31, 2024 (continued)

U.S. Government and Government Agency Obligations (continued)
	Principal Amount ($)	Value ($)
4.95%, 02/03/2025 (b)	100,000,000	98,785,833
4.96% (SOFR + 15 bps), 06/06/2025 (a)	6,835,000	6,835,914
4.96% (SOFR + 15 bps), 12/08/2025 (a)	200,000,000	199,998,515
4.96% (SOFR + 15 bps), 12/26/2025 (a)	200,000,000	200,000,000
4.99%, 11/15/2024 (b)	100,000,000	99,816,639
4.99%, 11/15/2024 (b)	100,000,000	99,816,639
5.01% (SOFR + 20 bps), 10/29/2025 (a)	60,000,000	60,031,325
5.07%, 02/10/2025 (b)	200,000,000	197,329,111
5.11%, 02/07/2025 (b)	150,000,000	148,040,000
5.12%, 02/07/2025 (b)	50,000,000	49,345,306
5.12%, 02/14/2025 (b)	75,000,000	73,948,906
5.35%, 01/02/2025 (b)	47,000,000	46,585,564
		4,606,704,175
Federal National Mortgage Association—0.2%
Federal National Mortgage Association 4.93% (SOFR + 12 bps), 07/29/2026 (a)	73,000,000	73,000,000
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $10,078,333,700)		10,078,333,700

U.S. Treasury Obligations — 34.2%
U.S. Treasury Bills—33.5%
3.99%, 10/02/2025 (b)	50,000,000	48,239,854
4.32%, 10/30/2025 (b)	100,000,000	95,880,958
4.36%, 04/03/2025 (b)	200,000,000	196,418,950
4.39%, 09/04/2025 (b)	50,000,000	48,230,486
4.43%, 04/17/2025 (b)	200,000,000	196,038,389
4.45%, 04/10/2025 (b)	150,000,000	147,136,667
4.45%, 04/10/2025 (b)	150,000,000	147,136,000
4.45%, 04/17/2025 (b)	300,000,000	294,022,792
4.47%, 04/24/2025 (b)	200,000,000	195,833,183
4.48%, 05/01/2025 (b)	200,000,000	195,658,011
4.48%, 05/01/2025 (b)	250,000,000	244,569,372
4.55%, 02/18/2025 (b)	170,000,000	167,724,928
4.56%, 02/11/2025 (b)	170,000,000	167,866,217
4.57%, 02/25/2025 (b)	200,000,000	197,135,444
4.57%, 03/20/2025 (b)	300,000,000	294,892,908
4.65%, 12/31/2024 (b)	500,000,000	496,457,222
4.66%, 12/03/2024 (b)	100,000,000	99,643,778
4.69%, 12/24/2024 (b)	500,000,000	496,621,250
4.70%, 03/13/2025 (b)	100,000,000	98,339,000
4.72%, 12/12/2024 (b)	390,000,000	387,944,397
4.73%, 12/17/2024 (b)	250,000,000	248,520,972
4.74%, 12/10/2024 (b)	300,000,000	298,492,812
4.78%, 11/19/2024 (b)	250,000,000	249,412,500
4.81%, 11/21/2024 (b)	400,000,000	398,951,111
4.82%, 03/06/2025 (b)	100,000,000	98,387,152
4.86%, 02/27/2025 (b)	400,000,000	393,860,722
4.88%, 12/19/2024 (b)	300,000,000	298,099,800
4.88%, 01/14/2025 (b)	150,000,000	148,538,192
4.91%, 12/24/2024 (b)	130,000,000	129,085,161
4.92%, 07/10/2025 (b)	110,000,000	106,447,513
4.94%, 01/07/2025 (b)	200,000,000	198,215,194
4.95%, 02/20/2025 (b)	150,000,000	147,795,355
U.S. Treasury Obligations (continued)
	Principal Amount ($)	Value ($)
4.96%, 02/20/2025 (b)	150,000,000	147,790,175
4.97%, 02/06/2025 (b)	200,000,000	197,421,417
4.97%, 02/06/2025 (b)	200,000,000	197,420,878
4.97%, 02/13/2025 (b)	200,000,000	197,234,178
4.98%, 02/13/2025 (b)	200,000,000	197,230,133
5.00%, 02/13/2025 (b)	100,000,000	98,610,156
5.02%, 12/24/2024 (b)	100,000,000	99,282,439
5.02%, 12/31/2024 (b)	200,000,000	198,377,000
5.03%, 12/12/2024 (b)	110,000,000	109,386,765
5.05%, 11/29/2024 (b)	150,000,000	149,445,833
5.09%, 07/10/2025 (b)	200,000,000	193,341,527
5.12%, 01/30/2025 (b)	400,000,000	395,075,000
5.12%, 01/30/2025 (b)	200,000,000	197,536,000
5.13%, 12/17/2024 (b)	200,000,000	198,727,844
5.14%, 12/10/2024 (b)	200,000,000	198,919,267
5.14%, 12/10/2024 (b)	200,000,000	198,918,833
5.18%, 11/29/2024 (b)	150,000,000	149,432,942
5.18%, 01/16/2025 (b)	310,000,000	306,739,231
5.19%, 01/02/2025 (b)	300,000,000	297,416,667
5.19%, 01/16/2025 (b)	210,000,000	207,788,875
5.19%, 01/23/2025 (b)	125,000,000	123,563,062
5.19%, 01/23/2025 (b)	125,000,000	123,562,630
5.20%, 11/21/2024 (b)	40,000,000	39,887,489
5.20%, 11/29/2024 (b)	100,000,000	99,620,289
5.20%, 01/23/2025 (b)	125,000,000	123,560,325
5.24%, 06/12/2025 (b)	20,000,000	19,391,024
5.30%, 11/19/2024 (b)	400,000,000	398,973,000
5.32%, 01/02/2025 (b)	200,000,000	198,239,028
5.36%, 11/12/2024 (b)	400,000,000	399,365,361
		12,393,853,658
U.S. Treasury Notes—0.7%
1.75%, 12/31/2024	100,000,000	99,511,800
4.13%, 01/31/2025	160,000,000	159,764,249
		259,276,049
TOTAL U.S. TREASURY OBLIGATIONS (Cost $12,653,129,707)		12,653,129,707

Repurchase Agreements — 35.1%
BNP Paribas SA, 4.850%, 11/1/24, (Purchased on 10/31/24, proceeds at maturity $250,033,681, Collateralized by various U.S. Treasury Obligations, (0.00% - 4.13%), (1/9/25 - 8/15/52), fair value of $255,000,014)	250,000,000	250,000,000
BNP Paribas SA, 4.860%, 11/1/24, (Purchased on 10/31/24, proceeds at maturity $25,003,375, Collateralized by various U.S. Government Agency Obligations, (0.00% - 8.00%), (12/31/24 - 6/20/64), fair value of $25,500,000)	25,000,000	25,000,000

See notes to financial statements.	HSBC FAMILY OF FUNDS	3

HSBC U.S. GOVERNMENT MONEY MARKET FUND

Schedule of Portfolio Investments—as of October 31, 2024 (continued)

Repurchase Agreements (continued)
	Principal Amount ($)	Value ($)
Canadian Imperial Bank of Commerce, 4.850%, 11/1/24, (Purchased on 10/31/24, proceeds at maturity $400,053,889, Collateralized by various U.S. Government Agency Obligations, (0.00% - 7.00%), (7/15/25 - 10/1/54), fair value of $408,000,002)	400,000,000	400,000,000
Citigroup Global Markets, 4.860%, 11/1/24, (Purchased on 10/31/24, proceeds at maturity $500,067,500, Collateralized by various U.S. Treasury Obligations, (0.00%), (2/15/25 - 5/15/54), fair value of $510,000,027)	500,000,000	500,000,000
Credit Agricole, 4.840%, 11/1/24, (Purchased on 10/31/24, proceeds at maturity $750,100,833, Collateralized by various U.S. Government Agency Obligations, (2.00% - 6.00%), (2/1/51 - 5/1/54), fair value of $765,000,001)	750,000,000	750,000,000
Credit Agricole, 4.850%, 11/1/24, (Purchased on 10/31/24, proceeds at maturity $700,094,305, Collateralized by various U.S. Government Agency Obligations, (2.23% - 7.00%), (12/1/25 - 10/1/54), fair value of $714,000,000)	700,000,000	700,000,000
Fixed Income Clearing Corporation (Bank of New York), 4.840%, 11/1/24, (Purchased on 10/31/24, proceeds at maturity $2,000,268,889, Collateralized by various U.S. Treasury Obligations, (0.00% - 3.63%), (10/30/25 - 3/31/28), fair value of $2,040,000,054)	2,000,000,000	2,000,000,000
Repurchase Agreements (continued)
	Principal Amount ($)	Value ($)
Fixed Income Clearing Corporation (Northern Trust Corp.), 4.840%, 11/1/24, (Purchased on 10/31/24, proceeds at maturity $500,067,222, Collateralized by various U.S. Treasury Obligations, (1.88% - 2.88%), (2/15/32 - 5/15/32), fair value of $510,000,000)	500,000,000	500,000,000
Fixed Income Clearing Corporation (State Street Bank & Trust Co.), 4.850%, 11/1/24, (Purchased on 10/31/24, proceeds at maturity $3,605,485,674, Collateralized by various U.S. Treasury Obligations, (0.75% - 4.88%), (5/15/26 - 6/30/26), fair value of $3,677,100,210)	3,605,000,000	3,605,000,000
Mizuho Securities USA, Inc., 4.850%, 11/1/24, (Purchased on 10/31/24, proceeds at maturity $350,047,153, Collateralized by various U.S. Government Agency Obligations, (2.00% - 8.00%), (12/1/24 - 10/1/54), fair value of $357,000,000)	350,000,000	350,000,000
Societe’ Generale NY, 4.890%, 11/4/24, (Purchased on 10/02/24, proceeds at maturity $502,241,250, Collateralized by U.S. Treasury Obligation, (4.00%), (7/31/29), fair value of $510,000,059)	500,000,000	500,000,000
Societe’ Generale NY, 4.860%, 11/1/24, (Purchased on 10/31/24, proceeds at maturity $1,400,189,000, Collateralized by various U.S. Government Agency Obligations, (2.00% - 6.50%), (10/1/50 - 3/1/54), fair value of $1,428,000,000)	1,400,000,000	1,400,000,000

4	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC U.S. GOVERNMENT MONEY MARKET FUND

Schedule of Portfolio Investments—as of October 31, 2024 (continued)

Repurchase Agreements (continued)
	Principal Amount ($)	Value ($)
Standard Chartered Bank, 4.840%, 11/1/24, (Purchased on 10/31/24, proceeds at maturity $500,067,222, Collateralized by various U.S. Government Agency Obligations, (2.00% - 7.00%), (9/1/46 - 9/1/54), fair value of $510,000,000)	500,000,000	500,000,000
Toronto Dominion Bank NY, 4.860%, 11/1/24, (Purchased on 10/31/24, proceeds at maturity $500,067,500, Collateralized by various U.S. Government Agency Obligations, (2.00% - 6.00%), (10/1/44 - 8/1/54), fair value of $510,000,000)	500,000,000	500,000,000
Wells Fargo Securities LLC, 4.850%, 11/1/24, (Purchased on 10/25/24, proceeds at maturity $500,471,528, Collateralized by various U.S. Government Agency Obligations, (1.50% - 8.00%), (7/1/27 - 11/1/54), fair value of $510,000,000)	500,000,000	500,000,000
Wells Fargo Securities LLC, 4.860%, 11/1/24, (Purchased on 10/31/24, proceeds at maturity $500,067,500, Collateralized by various U.S. Government Agency Obligations, (2.00% - 6.00%), (8/1/50 - 11/1/54), fair value of $510,000,000)	500,000,000	500,000,000
TOTAL REPURCHASE AGREEMENTS (Cost $12,980,000,000)		12,980,000,000

Investment Companies — 5.2%
	Shares	Value ($)
BlackRock Liquidity FedFund Portfolio, Institutional Shares, 4.75% (c)	9,702,094	9,702,094
Dreyfus Government Cash Management, Institutional shares, 4.75% (c)	7,138,049	7,138,049
Investment Companies (continued)
	Shares	Value ($)
Federated Government Obligation Fund, Premier Shares, 4.77% (c)	400,041,162	400,041,162
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.82% (c)	1,517,915,296	1,517,915,296
TOTAL INVESTMENT COMPANIES (Cost $1,934,796,601)		1,934,796,601
TOTAL INVESTMENTS IN SECURITIES (Cost $37,646,260,008) — 101.8%		37,646,260,008
Other Assets (Liabilities) — (1.8)%		(667,144,437)
NET ASSETS — 100.0%		$36,979,115,571

(a)	Floating or variable rate security linked to the referenced benchmark. The rate presented represents the rate in effect on October 31, 2024. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.
(b)	Discount note. Rate presented represents the effective yield at time of purchase.
(c)	The rate represents the annualized 7-day yield that was in effect on October 31, 2024.

bps – Basis Points

FCPR DLY – Federal Reserve Bank Prime Rate Loan US

FEDL01 – Effective Federal Funds Rate

SOFR – Secured Overnight Financing Rate

See notes to financial statements.	HSBC FAMILY OF FUNDS	5

HSBC U.S. TREASURY MONEY MARKET FUND

Schedule of Portfolio Investments—as of October 31, 2024

U.S. Treasury Obligations — 103.0%
	Principal Amount ($)	Value ($)
U.S. Treasury Bills — 93.6%
4.32%, 10/30/2025 (a)	20,000,000	19,176,192
4.39%, 09/04/2025 (a)	1,000,000	964,610
4.47%, 04/24/2025 (a)	40,000,000	39,166,637
4.48%, 05/01/2025 (a)	40,000,000	39,131,099
4.48%, 05/01/2025 (a)	120,000,000	117,389,678
4.51%, 03/20/2025 (a)	20,000,000	19,664,238
4.51%, 04/24/2025 (a)	200,000	195,791
4.54%, 02/04/2025 (a)	40,000,000	39,534,764
4.55%, 02/18/2025 (a)	40,000,000	39,464,689
4.56%, 01/28/2025 (a)	40,000,000	39,566,844
4.56%, 02/11/2025 (a)	40,000,000	39,497,933
4.56%, 03/04/2025 (a)	40,000,000	39,414,256
4.57%, 02/25/2025 (a)	40,000,000	39,427,089
4.57%, 03/20/2025 (a)	40,000,000	39,319,054
4.65%, 12/26/2024 (a)	40,000,000	39,723,136
4.65%, 12/31/2024 (a)	100,000,000	99,291,444
4.67%, 01/21/2025 (a)	40,000,000	39,591,850
4.69%, 11/12/2024 (a)	52,300,000	52,226,487
4.69%, 11/12/2024 (a)	200,000,000	199,718,828
4.69%, 12/24/2024 (a)	10,000,000	9,929,628
4.69%, 12/24/2024 (a)	75,000,000	74,493,188
4.69%, 12/24/2024 (a)	100,000,000	99,324,176
4.70%, 11/12/2024 (a)	113,000,000	112,840,861
4.70%, 03/13/2025 (a)	10,000,000	9,833,900
4.72%, 12/12/2024 (a)	200,000,000	198,945,389
4.73%, 11/26/2024 (a)	75,000,000	74,757,812
4.73%, 12/17/2024 (a)	200,000,000	198,816,778
4.74%, 11/14/2024 (a)	50,000,000	49,915,870
4.74%, 12/05/2024 (a)	150,000,000	149,341,250
4.74%, 12/10/2024 (a)	200,000,000	198,994,667
4.75%, 11/14/2024 (a)	50,000,000	49,915,681
4.75%, 11/26/2024 (a)	25,000,000	24,919,271
4.75%, 12/03/2024 (a)	250,000,000	248,965,556
4.78%, 11/05/2024 (a)	73,850,000	73,811,390
4.78%, 11/19/2024 (a)	50,000,000	49,882,750
4.79%, 11/07/2024 (a)	75,000,000	74,941,125
4.80%, 01/21/2025 (a)	40,000,000	39,580,600
4.81%, 11/21/2024 (a)	200,000,000	199,475,556
4.82%, 03/06/2025 (a)	10,000,000	9,838,715
4.84%, 11/14/2024 (a)	100,000,000	99,828,653
4.84%, 11/14/2024 (a)	100,000,000	99,828,562
4.86%, 12/26/2024 (a)	1,500,000	1,489,510
4.86%, 02/27/2025 (a)	40,000,000	39,386,072
4.88%, 12/19/2024 (a)	40,000,000	39,746,640
4.88%, 12/26/2024 (a)	25,000,000	24,824,688
4.88%, 01/14/2025 (a)	40,000,000	39,610,267
4.91%, 12/24/2024 (a)	40,000,000	39,712,976
4.94%, 01/07/2025 (a)	20,000,000	19,821,519
4.95%, 02/20/2025 (a)	20,000,000	19,706,047
4.96%, 02/20/2025 (a)	20,000,000	19,705,357
5.02%, 12/24/2024 (a)	25,000,000	24,818,953
5.02%, 12/31/2024 (a)	18,000,000	17,854,545
5.02%, 12/31/2024 (a)	40,000,000	39,675,400
5.02%, 01/23/2025 (a)	10,000,000	9,890,970
5.03%, 12/12/2024 (a)	20,000,000	19,888,503
5.05%, 11/29/2024 (a)	150,000,000	149,453,417
5.09%, 07/10/2025 (a)	15,000,000	14,500,615
5.12%, 01/30/2025 (a)	40,000,000	39,507,500
5.12%, 01/30/2025 (a)	20,000,000	19,753,600
5.13%, 12/17/2024 (a)	50,000,000	49,681,961
5.14%, 12/10/2024 (a)	20,000,000	19,891,927
5.14%, 12/10/2024 (a)	20,000,000	19,891,883
U.S. Treasury Obligations (continued)
	Principal Amount ($)	Value ($)
5.18%, 11/29/2024 (a)	5,000,000	4,981,014
5.18%, 01/16/2025 (a)	20,000,000	19,789,628
5.19%, 11/21/2024 (a)	40,000,000	39,887,667
5.19%, 01/16/2025 (a)	20,000,000	19,789,417
5.19%, 01/23/2025 (a)	10,000,000	9,895,674
5.19%, 01/23/2025 (a)	20,000,000	19,789,249
5.20%, 11/29/2024 (a)	20,000,000	19,919,624
5.20%, 01/23/2025 (a)	40,000,000	39,539,304
5.22%, 05/15/2025 (a)	20,000,000	19,469,600
5.24%, 04/17/2025 (a)	20,000,000	19,543,997
5.24%, 06/12/2025 (a)	10,000,000	9,695,512
5.25%, 12/03/2024 (a)	60,000,000	59,728,533
5.25%, 03/20/2025 (a)	15,000,000	14,714,471
5.25%, 03/20/2025 (a)	15,000,000	14,714,413
5.29%, 01/09/2025 (a)	50,000,000	49,513,167
5.30%, 11/19/2024 (a)	200,000,000	199,531,000
5.30%, 11/19/2024 (a)	50,000,000	49,871,625
5.32%, 01/02/2025 (a)	50,000,000	49,559,757
5.35%, 12/05/2024 (a)	40,000,000	39,805,728
5.35%, 12/26/2024 (a)	50,000,000	49,607,361
5.36%, 12/19/2024 (a)	40,000,000	39,725,333
5.37%, 12/12/2024 (a)	40,000,000	39,764,819
		4,588,295,240
U.S. Treasury Notes — 9.4%
1.75%, 03/15/2025	20,000,000	19,766,806
2.13%, 11/30/2024	10,000,000	9,977,987
3.88%, 03/31/2025	10,000,000	9,957,733
4.13%, 01/31/2025	20,000,000	19,970,531
4.63%, 02/28/2025	10,000,000	9,996,107
4.69% (USBMMY3M + 15 bps), 04/30/2026 (b)	25,000,000	24,997,663
4.71% (USBMMY3M + 17 bps), 04/30/2025 (b)	25,000,000	24,999,636
4.71% (USBMMY3M + 17 bps), 10/31/2025 (b)	100,000,000	99,921,737
4.74% (USBMMY3M + 20 bps), 01/31/2025 (b)	85,000,000	85,000,341
4.75% (USBMMY3M + 21 bps), 10/31/2026 (b)	75,000,000	74,999,999
4.79% (USBMMY3M + 25 bps), 01/31/2026 (b)	75,000,000	75,047,355
		454,635,895
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,042,931,135)		5,042,931,135
TOTAL INVESTMENTS IN SECURITIES (Cost $5,042,931,135) — 103.0%		5,042,931,135
Other Assets (Liabilities) — (3.0)%		(144,709,659)
NET ASSETS — 100.0%		$4,898,221,476

(a)	Discount note. Rate presented represents the effective yield at time of purchase.
(b)	Floating or variable rate security linked to the referenced benchmark. The rate presented represents the rate in effect on October 31, 2024. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.

bps – Basis Points

USBMMY3M – 3 Month Treasury Bill Rate

6	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statements of Assets and Liabilities—as of October 31, 2024

	HSBC U.S. Government Money Market Fund	HSBC U.S. Treasury Money Market Fund
Assets:
Investments in securities, at value	$24,666,260,008	$5,042,931,135
Repurchase agreements, at value	12,980,000,000	—
Cash	640,993	93,195
Receivable for fund shares sold	531	—
Interest receivable	65,651,016	507,522
Prepaid expenses and other assets	313,756	75,770
Total Assets	37,712,866,304	5,043,607,622
Liabilities:
Distributions payable	59,517,548	5,923,105
Payable for investments purchased	669,406,486	138,705,700
Payable for Fund shares purchased	164	—
Accrued expenses and other liabilities:
Investment Management	3,428,691	469,041
Administrative Services	591,125	84,734
Sub-Administration	28,728	9,502
Shareholder Servicing	409,307	34,115
Accounting	107,069	23,665
Compliance Services	5,727	5,727
Custodian	19,148	2,825
Printing	55,903	2,715
Professional	88,920	83,769
Sub-Transfer Agent	77,875	26,196
Trustee	6,924	6,924
Other	7,118	8,128
Total Liabilities	733,750,733	145,386,146
Commitments and contingent liabilities (Note 4)	—	—
Net Assets	$36,979,115,571	$4,898,221,476
Composition of Net Assets:
Paid in Capital	$36,983,581,248	$4,898,264,163
Total distributable earnings/(loss)	(4,465,677)	(42,687)
Net Assets	$36,979,115,571	$4,898,221,476

Net Assets:
Class A Shares	$1,876,057,989	$85,757,633
Class I Shares	28,522,912,415	2,752,423,148
Intermediary Class Shares	2,453,798,655	554,093,120
Intermediary Service Class Shares	2,293,243,270	876,082,851
Class P Shares	134,104,353	272,412,723
Class Y Shares	1,698,998,889	357,452,001
	$36,979,115,571	$4,898,221,476
Shares Outstanding:
($0.001 par value, unlimited number of shares authorized):
Class A Shares	1,875,960,688	85,796,365
Class I Shares	28,527,027,090	2,752,462,605
Intermediary Class Shares	2,454,035,677	554,079,303
Intermediary Service Class Shares	2,293,269,268	876,095,362
Class P Shares	134,094,743	272,411,826
Class Y Shares	1,699,210,129	357,423,669
Net Asset Value, Offering Price and Redemption Price per share:
Class A Shares	$1.00	$1.00
Class I Shares	$1.00	$1.00
Intermediary Class Shares	$1.00	$1.00
Intermediary Service Class Shares	$1.00	$1.00
Class P Shares	$1.00	$1.00
Class Y Shares	$1.00	$1.00
Investments in securities, at cost	$24,666,260,008	$5,042,931,135
Repurchase agreements, at cost	$12,980,000,000	$—

Amounts designated as “—” are $0.00 or have been rounded to $0.00.

See notes to financial statements.	HSBC FAMILY OF FUNDS	7

HSBC FAMILY OF FUNDS

Statements of Operations—For the year ended October 31, 2024

	HSBC U.S. Government Money Market Fund	HSBC U.S. Treasury Money Market Fund
Investment Income:
Interest	$1,846,428,737	$269,438,662
Dividends	73,060,346	—
Total Investment Income	1,919,489,083	269,438,662

Expenses:
Investment Management Fees	35,964,273	5,052,548
Operational Support:
Class A Shares	1,725,883	77,100
Intermediary Class Shares	2,488,768	630,877
Intermediary Service Class Shares	1,796,293	761,283
Class P Shares	175,980	184,909
Class Y Shares	1,510,609	379,025
Administrative Services:
Class A Shares	345,114	15,428
Class I Shares	5,653,466	603,876
Intermediary Class Shares	497,739	126,175
Intermediary Service Class Shares	359,220	152,255
Class P Shares	35,190	36,979
Class Y Shares	302,126	75,797
Shareholder Servicing:
Class A Shares	4,314,708	192,752
Intermediary Class Shares	1,244,384	315,438
Intermediary Service Class Shares	1,796,293	761,283
Class P Shares	87,990	92,454
Accounting	461,593	100,733
Sub-Administration	122,048	40,051
Compliance Services	57,313	57,313
Custodian	80,953	12,485
Printing	225,557	14,505
Professional	445,540	424,591
Sub-Transfer Agent	913,240	313,143
Trustee	309,231	309,231
Registration fees	207,454	123,964
Other	779,173	252,464
Total expenses before fee and expense reductions	61,900,138	11,106,659
Fees voluntarily reduced/reimbursed by Investment Adviser and/or Administrator	(868,091)	(278,432)
Fees contractually reduced/reimbursed by Investment Adviser and/or Administrator	(5,005,770)	(2,543,302)
Net Expenses	56,026,277	8,284,925

Net Investment Income/(Loss)	$1,863,462,806	$261,153,737

Realized/Unrealized Gains/(Losses) from Investments:
Net realized gains/(losses) from investments in securities	2,602,623	38,708

Net realized/unrealized gains/(losses) on investments	2,602,623	38,708
Change in Net Assets Resulting from Operations	$1,866,065,429	$261,192,445

Amounts designated as “—” are $0.00 or have been rounded to $0.00.

8	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets

	HSBC U.S. Government Money Market Fund		HSBC U.S. Treasury Money Market Fund
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023
Investment Activities:
Operations:
Net investment income/(loss)	$1,863,462,806	$1,636,047,847	$261,153,737	$212,148,505
Net realized gains/(losses) from investments	2,602,623	(6,256,527)	38,708	29,710
Change in net assets resulting from operations	1,866,065,429	1,629,791,320	261,192,445	212,178,215
Distributions to shareholders:
Class A Shares(1)	—	(52,670)	—	—
Class A Shares (formerly, Class D Shares)(2)	(83,623,092)	(62,512,099)	(3,711,872)	(3,341,868)
Class I Shares	(1,472,641,573)	(1,352,492,184)	(156,582,024)	(137,455,864)
Intermediary Class Shares	(128,869,995)	(100,060,659)	(32,666,066)	(38,247,656)
Intermediary Service Class Shares	(92,291,330)	(56,753,437)	(39,084,678)	(19,098,645)
Class P Shares(3)	(9,076,197)	(112,652)	(9,440,025)	(29,082)
Class Y Shares	(76,960,619)	(64,064,109)	(19,227,698)	(14,416,652)
Change in net assets resulting from distributions to shareholders:	(1,863,462,806)	(1,636,047,810)	(260,712,363)	(212,589,767)
Change in net assets resulting from capital transactions	(1,890,362,980)	(18,622,461,894)	(388,963,608)	(55,861,511)
Change in net assets	(1,887,760,357)	(18,628,718,384)	(388,483,526)	(56,273,063)
Net Assets:
Beginning of period	38,866,875,928	57,495,594,312	5,286,705,002	5,342,978,065
End of period	$36,979,115,571	$38,866,875,928	$4,898,221,476	$5,286,705,002
CAPITAL TRANSACTIONS*:
Class A Shares(1):
Proceeds from shares issued	$—	$115,774	$—	$—
Dividends reinvested	—	48,166	—	—
Value of shares converted to Class D	—	(1,182,359)	—	—
Value of shares redeemed	—	(314,419)	—	—
Class A Shares capital transactions	—	(1,332,838)	—	—
Class A Shares (formerly, Class D Shares)(2):
Proceeds from shares issued	$3,812,601,241	$4,105,620,940	$301,402,190	$431,039,861
Dividends reinvested	71,327,851	50,973,224	1,728,953	1,836,316
Value of shares converted from Class A	—	1,182,359	—	—
Value of shares redeemed	(3,473,520,232)	(3,926,132,928)	(281,307,645)	(462,620,149)
Class A Shares (formerly, Class D Shares) capital transactions	410,408,860	231,643,595	21,823,498	(29,743,972)
Class I Shares:
Proceeds from shares issued	$364,519,806,940	$304,431,517,364	$15,257,247,949	$20,528,417,805
Dividends reinvested	843,454,792	786,390,845	111,391,185	99,054,268
Value of shares redeemed	(368,124,287,730)	(323,385,737,925)	(15,937,802,632)	(20,299,871,518)
Class I Shares capital transactions	(2,761,025,998)	(18,167,829,716)	(569,163,498)	327,600,555
Intermediary Class Shares:
Proceeds from shares issued	$40,929,434,910	$25,779,690,861	$3,291,462,384	$6,142,813,553
Dividends reinvested	46,790,239	21,882,156	4,385,143	2,949,907
Value of shares redeemed	(41,861,130,694)	(26,468,835,081)	(3,714,713,806)	(6,295,124,707)
Intermediary Class Shares capital transactions	(884,905,545)	(667,262,064)	(418,866,279)	(149,361,247)
Intermediary Service Class Shares:
Proceeds from shares issued	$18,011,540,421	$10,116,604,389	$2,155,841,241	$1,632,066,793
Dividends reinvested	45,590,781	23,278,132	24,704,582	15,592,665
Value of shares redeemed	(17,232,874,618)	(9,727,328,042)	(1,910,011,858)	(1,836,105,565)
Intermediary Service Class Shares capital transactions	824,256,584	412,554,479	270,533,965	(188,446,107)
Class P Shares(3):
Proceeds from shares issued	$2,436,371,364	$47,883,526	$517,358,031	$14,600,001
Dividends reinvested	8,349,692	99,554	9,371,503	28,349
Value of shares redeemed	$(2,344,893,932)	$(13,715,461)	$(254,546,058)	$(14,400,000)
Class P Shares capital transactions	99,827,124	34,267,619	272,183,476	228,350
Class Y Shares:
Proceeds from shares issued	$29,395,475,902	$20,524,165,007	$3,574,909,023	$1,478,199,523
Dividends reinvested	74,882,089	62,480,889	18,440,494	14,313,476
Value of shares redeemed	(29,049,281,996)	(21,051,148,865)	(3,558,824,287)	(1,508,652,089)
Class Y Shares capital transactions	421,075,995	(464,502,969)	34,525,230	(16,139,090)
Change in net assets resulting from capital transactions	$(1,890,362,980)	$(18,622,461,894)	$(388,963,608)	$(55,861,511)

*	Share transactions are at net asset value of $1.00 per share.
(1)	Class A Shares are no longer offered by the Fund effective October 29, 2023. Subsequently, the Class D Shares were redesignated as Class A Shares.
(2)	Includes the conversion of Class A Shares to Class D Shares during November 1, 2022 to October 31, 2023 and the redesignation of Class D Shares as Class A Shares at the close of business on October 29, 2023.
(3)	Commencement of operations May 11, 2023.

Amounts designated as “—” are $0.00 or have been rounded to $0.00.

See notes to financial statements.	HSBC FAMILY OF FUNDS	9

HSBC U.S. GOVERNMENT MONEY MARKET FUND

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

		Investment Activities			Distributions					Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)	Net Realized and Unrealized Gains/ (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets at Value, End of Period (000’s)	Ratio of Net Expense to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fee Reductions)
Class A Shares
Year Ended October 31, 2024	$1.00	$0.05(c)	$—	$0.05	$(0.05)	$—	$(0.05)	$1.00	4.96%	$1,876,058	0.48%	4.85%	0.48%
Year Ended October 31, 2023(1)	1.00	0.04(c)	—	0.04	(0.04)	—	(0.04)	1.00	4.42%	1,465,532	0.48%	4.37%	0.48%
Year Ended October 31, 2022	1.00	0.01(c)	—	0.01	(0.01)	—	(0.01)	1.00	0.76%	1,234,039	0.30%	0.68%	0.49%
Year Ended October 31, 2021	1.00	—	—	—	—	—	—	1.00	0.01%	1,680,757	0.08%	0.01%	0.49%
Year Ended October 31, 2020	1.00	—	—	—	—	—	—	1.00	0.44%	2,484,374	0.32%	0.39%	0.50%
Class I Shares
Year Ended October 31, 2024	1.00	0.05(c)	—	0.05	(0.05)	—	(0.05)	1.00	5.33%	28,522,912	0.13%	5.21%	0.13%
Year Ended October 31, 2023	1.00	0.05(c)	—	0.05	(0.05)	—	(0.05)	1.00	4.79%	31,281,874	0.13%	4.61%	0.13%
Year Ended October 31, 2022	1.00	0.01(c)	—	0.01	(0.01)	—	(0.01)	1.00	0.98%	49,455,073	0.10%	1.20%	0.14%
Year Ended October 31, 2021	1.00	—	—	—	—	—	—	1.00	0.03%	29,897,234	0.06%	0.03%	0.14%
Year Ended October 31, 2020	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.65%	27,383,086	0.12%	0.44%	0.15%
Intermediary Class Shares
Year Ended October 31, 2024	1.00	0.05(c)	—	0.05	(0.05)	—	(0.05)	1.00	5.30%	2,453,799	0.16%	5.18%	0.28%
Year Ended October 31, 2023	1.00	0.05(c)	—	0.05	(0.05)	—	(0.05)	1.00	4.76%	3,338,524	0.16%	4.56%	0.28%
Year Ended October 31, 2022	1.00	0.01(c)	—	0.01	(0.01)	—	(0.01)	1.00	0.95%	4,006,166	0.13%	1.50%	0.29%
Year Ended October 31, 2021	1.00	—	—	—	—	—	—	1.00	0.02%	1,237,168	0.07%	0.01%	0.29%
Year Ended October 31, 2020	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.62%	441,888	0.16%	0.63%	0.30%
Intermediary Service Class Shares
Year Ended October 31, 2024	1.00	0.05(c)	—	0.05	(0.05)	—	(0.05)	1.00	5.28%	2,293,243	0.18%	5.14%	0.33%
Year Ended October 31, 2023	1.00	0.05(c)	—	0.05	(0.05)	—	(0.05)	1.00	4.74%	1,468,865	0.18%	4.73%	0.33%
Year Ended October 31, 2022	1.00	0.01(c)	—	0.01	(0.01)	—	(0.01)	1.00	0.94%	1,056,440	0.14%	0.93%	0.34%
Year Ended October 31, 2021	1.00	—	—	—	—	—	—	1.00	0.02%	1,026,492	0.07%	0.01%	0.34%
Year Ended October 31, 2020	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.60%	329,786	0.17%	0.39%	0.35%
Class P Shares
Year Ended October 31, 2024	1.00	0.05(c)	—	0.05	(0.05)	—	(0.05)	1.00	5.27%	134,104	0.18%	5.16%	0.28%
Period Ended October 31, 2023(2)	1.00	0.02(c)	—	0.02	(0.02)	—	(0.02)	1.00	2.45%(a)	34,268	0.18%(b)	5.22%(b)	0.28%(b)

10	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC U.S. GOVERNMENT MONEY MARKET FUND

Financial Highlights (continued)

Selected data for a share outstanding throughout the periods indicated.

		Investment Activities			Distributions					Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)	Net Realized and Unrealized Gains/ (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets at Value, End of Period (000’s)	Ratio of Net Expense to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fee Reductions)
Class Y Shares
Year Ended October 31, 2024	$1.00	$0.05(c)	$—	$0.05	$(0.05)	$—	$(0.05)	$1.00	5.22%	$1,698,999	0.23%	5.09%	0.23%
Year Ended October 31, 2023	1.00	0.05(c)	—	0.05	(0.05)	—	(0.05)	1.00	4.68%	1,277,813	0.23%	4.49%	0.23%
Year Ended October 31, 2022	1.00	0.01(c)	—	0.01	(0.01)	—	(0.01)	1.00	0.90%	1,742,544	0.17%	0.91%	0.24%
Year Ended October 31, 2021	1.00	—	—	—	—	—	—	1.00	0.01%	1,386,114	0.08%	0.01%	0.24%
Year Ended October 31, 2020	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.56%	1,274,781	0.21%	0.63%	0.25%
(1)	Includes the conversion of Class A Shares to Class D Shares and the redesignation of Class D Shares as Class A Shares at the close of business on October 29, 2023.
(2)	Commencement of operations May 11, 2023.
(a)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(b)	Annualized for periods less than one year.
(c)	Calculated based on average shares outstanding.

Amounts designated as “—” are $0.00 or have been rounded to $0.00.

See notes to financial statements.	HSBC FAMILY OF FUNDS	11

HSBC U.S. TREASURY MONEY MARKET FUND

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

		Investment Activities			Distributions					Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)	Net Realized and Unrealized Gains/ (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets at Value, End of Period (000’s)	Ratio of Net Expense to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fee Reductions)
Class A Shares
Year Ended October 31, 2024	$1.00	$0.05(c)	$—	$0.05	$(0.05)	$—	$(0.05)	$1.00	4.93%	$85,758	0.50%	4.82%	0.50%
Year Ended October 31, 2023(1)	1.00	0.04(c)	—	0.04	(0.04)	—	(0.04)	1.00	4.38%	63,928	0.51%	4.18%	0.51%
Year Ended October 31, 2022	1.00	0.01(c)	—	0.01	(0.01)	—	(0.01)	1.00	0.73%	93,677	0.31%	0.63%	0.53%
Year Ended October 31, 2021	1.00	—	—	—	—	—	—	1.00	0.02%	120,467	0.06%	0.02%	0.51%
Year Ended October 31, 2020	1.00	—	—	—	—	—	—	1.00	0.44%	146,852	0.35%	0.42%	0.52%
Class I Shares
Year Ended October 31, 2024	1.00	0.05(c)	—	0.05	(0.05)	—	(0.05)	1.00	5.31%	2,752,423	0.14%	5.20%	0.15%
Year Ended October 31, 2023	1.00	0.05(c)	—	0.05	(0.05)	—	(0.05)	1.00	4.76%	3,321,282	0.14%	4.64%	0.16%
Year Ended October 31, 2022	1.00	0.01(c)	—	0.01	(0.01)	—	(0.01)	1.00	0.94%	2,993,947	0.12%	1.13%	0.18%
Year Ended October 31, 2021	1.00	—	—	—	—	—	—	1.00	0.01%	1,318,598	0.06%	0.02%	0.16%
Year Ended October 31, 2020	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.64%	2,278,404	0.14%	0.37%	0.16%
Intermediary Class Shares
Year Ended October 31, 2024	1.00	0.05(c)	—	0.05	(0.05)	—	(0.05)	1.00	5.29%	554,093	0.16%	5.19%	0.30%
Year Ended October 31, 2023	1.00	0.05(c)	—	0.05	(0.05)	—	(0.05)	1.00	4.74%	972,875	0.16%	4.58%	0.31%
Year Ended October 31, 2022	1.00	0.01(c)	—	0.01	(0.01)	—	(0.01)	1.00	0.93%	1,122,315	0.14%	1.36%	0.33%
Year Ended October 31, 2021	1.00	—	—	—	—	—	—	1.00	0.01%	350,940	0.06%	0.01%	0.31%
Year Ended October 31, 2020	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.63%	265,607	0.16%	0.48%	0.32%
Intermediary Service Class Shares
Year Ended October 31, 2024	1.00	0.05(c)	—	0.05	(0.05)	—	(0.05)	1.00	5.27%	876,083	0.18%	5.14%	0.35%
Year Ended October 31, 2023	1.00	0.05(c)	—	0.05	(0.05)	—	(0.05)	1.00	4.72%	605,495	0.18%	4.43%	0.36%
Year Ended October 31, 2022	1.00	0.01(c)	—	0.01	(0.01)	—	(0.01)	1.00	0.92%	793,981	0.15%	0.98%	0.38%
Year Ended October 31, 2021	1.00	—	—	—	—	—	—	1.00	0.01%	794,437	0.06%	0.00%	0.36%
Year Ended October 31, 2020	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.61%	176,037	0.17%	0.47%	0.37%
Class P Shares
Year Ended October 31, 2024	1.00	0.05(c)	—	0.05	(0.05)	—	(0.05)	1.00	5.26%	272,413	0.18%	5.11%	0.30%
Period Ended October 31, 2023(2)	1.00	0.02(c)	—	0.02	(0.02)	—	(0.02)	1.00	2.45%(a)	228	0.18%(b)	5.20%(b)	0.31%(b)
12	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC U.S. TREASURY MONEY MARKET FUND

Financial Highlights (continued)

Selected data for a share outstanding throughout the periods indicated.

		Investment Activities			Distributions					Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)	Net Realized and Unrealized Gains/ (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets at Value, End of Period (000’s)	Ratio of Net Expense to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fee Reductions)
Class Y Shares
Year Ended October 31, 2024	$1.00	$0.05(c)	$—	$0.05	$(0.05)	$—	$(0.05)	$1.00	5.19%	$357,452	0.25%	5.08%	0.25%
Year Ended October 31, 2023	1.00	0.05(c)	—	0.05	(0.05)	—	(0.05)	1.00	4.64%	322,897	0.26%	4.49%	0.26%
Year Ended October 31, 2022	1.00	0.01(c)	—	0.01	(0.01)	—	(0.01)	1.00	0.87%	339,059	0.19%	0.75%	0.28%
Year Ended October 31, 2021	1.00	—	—	—	—	—	—	1.00	0.01%	440,144	0.06%	0.02%	0.26%
Year Ended October 31, 2020	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.56%	536,101	0.22%	0.63%	0.27%

(1)	Includes the conversion of Class A Shares to Class D Shares and the redesignation of Class D Shares as Class A Shares at the close of business on October 29, 2023.
(2)	Commencement of operations May 11, 2023.
(a)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(b)	Annualized for periods less than one year.
(c)	Calculated based on average shares outstanding.

Amounts designated as “—” are $0.00 or have been rounded to $0.00.

See notes to financial statements.	HSBC FAMILY OF FUNDS	13

HSBC FAMILY OF FUNDS

Notes to Financial Statements—October 31, 2024

1.	Organization:

The HSBC Funds (the “Trust”), a Delaware statutory trust organized on March 2, 2016, is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of October 31, 2024, the Trust is comprised of 5 separate operational funds, each a series of the HSBC Family of Funds. The accompanying financial statements are presented for the following two diversified funds (individually a “Fund”, collectively the “Funds”) of the Trust.

Fund	Short Name
HSBC U.S. Government Money Market Fund	U.S. Government Money Market Fund
HSBC U.S. Treasury Money Market Fund	U.S. Treasury Money Market Fund

Financial statements for all other funds of the Trust are published separately.

Both of the Funds are government money market funds (as defined in Rule 2a-7) and seek to maintain a stable net asset value (“NAV”) of $1.00 per share, although it is possible to lose money by investing in the Funds. The Funds are authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. Each of the Funds has six classes of shares: Class A Shares, Class I Shares, Intermediary Class Shares, Intermediary Service Class Shares, Class P Shares and Class Y Shares. Class E Shares of the Funds were terminated by the Board of Trustees of the Funds during the reporting period. None of the share classes charge a sales load. Each class of shares in each Fund has identical rights and privileges, except with respect to arrangements pertaining to shareholder servicing and/or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and exchange privileges.

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with its service providers, which also provide for indemnifications by the Funds. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Trust believes the risk of loss to be remote.

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation:

Investments of the Funds, other than investments in other money market funds, are valued using the amortized cost method pursuant to Rule 2a-7 under the Act, provided that certain conditions are met. Generally, amortized cost approximates fair value. Investments in other money market funds are priced at NAV as reported by such investment companies. Repurchase agreements are valued at original cost. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

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Notes to Financial Statements—October 31, 2024 (continued)

Investment Transactions and Related Income:

Investment transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Investment gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income is recorded on the ex-dividend date.

Repurchase Agreements:

The U.S. Government Money Market Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The U.S. Government Money Market Fund may also enter into a repurchase agreement with the Federal Reserve Bank of New York, the Fixed Income Clearing Corporation, or certain counterparties approved by the Investment Adviser (as defined in Note 4 - Related Party Transactions and Other Agreements and Plans). The U.S. Treasury Money Market Fund may temporarily invest in repurchase agreements collateralized by U.S. Treasury Obligations under adverse market conditions. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a fair value equal to or greater than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Funds’ custodian or another qualified custodian or in the Federal Reserve/ Treasury book-entry system. Master Repurchase Agreements (“MRA”) permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the transaction. Upon bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There is potential for loss to a Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

Cash:

Cash is held in deposit accounts at the Funds’ custodian bank, State Street Bank and Trust Company (“Custodian”), and may represent a significant portion of a Fund’s net assets, which may exceed the amount insured by the Federal Deposit Insurance Corporation (“FDIC”). To the extent that such balances exceed FDIC insurance limits, the Funds are subject to the creditworthiness of the Custodian.

Allocations:

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated among the applicable series within the Trust equally to each series, in relation to its net assets, or another appropriate basis. Class specific expenses are charged directly to the class incurring the expense. In addition, income, expenses (other than class specific expenses), and unrealized and realized gains and losses are allocated to each class based on relative net assets on a daily basis.

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HSBC FAMILY OF FUNDS

Notes to Financial Statements—October 31, 2024 (continued)

Distributions to Shareholders:

Dividends distributed to shareholders of the Funds from net investment income, if any, are declared daily and distributed monthly from each Fund. Distributions from net realized gains, if any, are declared and paid at least annually by the Funds. Additional distributions are also made to the Funds’ shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net realized gains of regulated investment companies.

Federal Income Taxes:

Each Fund is a separate taxable entity for federal income tax purposes. Each Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable net investment income and net realized gains, if any, to its shareholders. Accordingly, no provision for federal income or excise tax is required for the Funds, although shareholders may be taxed on distributions they receive.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken. Management’s conclusions may be subject to future review based on changes in, or interpretation of, accounting standards or tax laws and regulations.

3.	Investment Valuation Summary

The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The Funds’ investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

●	Level 1—quoted prices (unadjusted) in active markets for identical assets
●	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3—significant unobservable inputs (including the Investment Adviser’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Investments of the Funds, other than investments in other money market funds, are valued using the amortized cost method pursuant to Rule 2a-7 under the Act, and are typically categorized as Level 2 in the fair value hierarchy. The amortized cost method involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The amortized cost method may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund holding the instrument would receive if it sold the instrument. The fair value of securities in the Funds can be expected to vary with changes in prevailing interest rates.

Investments in other money market funds are priced at NAV as reported by such money market funds and are typically categorized as Level 1 in the fair value hierarchy.

16	HSBC FAMILY OF FUNDS

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Notes to Financial Statements — October 31, 2024 (continued)

The following is a summary of the valuation inputs used as of October 31, 2024 in valuing the Funds’ investments based upon the three levels defined above. The breakdown of investment categorization is disclosed in the Schedule of Portfolio Investments for each Fund.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
U.S. Government Money Market Fund
Investment Securities:
U.S. Government and Government Agency Obligations	—	10,078,333,700	—	10,078,333,700
U.S. Treasury Obligations	—	12,653,129,707	—	12,653,129,707
Repurchase Agreements	—	12,980,000,000	—	12,980,000,000
Investment Companies	1,934,796,601	—	—	1,934,796,601
Total Investment Securities	1,934,796,601	35,711,463,407	—	37,646,260,008
U.S. Treasury Money Market Fund
Investment Securities:
U.S. Treasury Obligations	—	5,042,931,135	—	5,042,931,135
Total Investment Securities	—	5,042,931,135	—	5,042,931,135
4.	Related Party Transactions and Other Agreements and Plans:

Investment Management:

HSBC Global Asset Management (USA) Inc. (“HSBC” or the “Investment Adviser”), a wholly owned subsidiary of HSBC USA, Inc., a registered bank holding company under the laws of the United States, acts as Investment Adviser to the Funds. As Investment Adviser, HSBC manages the investments of the Funds and continuously reviews, supervises and administers the Funds’ investments pursuant to an Investment Advisory Contract. For its services in this capacity, HSBC receives a fee from each Fund, accrued daily and paid monthly, based on the average daily net assets of each respective Fund, at an annual rate of 0.10%.

HSBC also provides operational support services to the Funds pursuant to an Operational Support Services Agreement in connection with the operation of certain classes of shares of the Funds. For its services in this capacity, HSBC is entitled to receive a fee, accrued daily and paid monthly, based on the average daily net assets of Class A Shares, Intermediary Class Shares, Intermediary Service Class Shares, Class P Shares and Class Y Shares, at an annual rate of 0.10%.

HSBC has entered into agreements with certain financial intermediaries (the “Servicers”) to provide recordkeeping, reporting and processing services to the Funds. The Servicers are paid by the Investment Adviser, and not by the Funds, for these services. Since these fees are paid for by the Investment Adviser, they do not represent an additional charge to the Funds or their shareholders and are not reflected in the Funds’ expenses.

Administration, Fund Accounting and Other Services:

HSBC also serves the Funds as Administrator. Under the terms of the Amended and Restated Administration Services Agreement, HSBC receives from the Funds (as well as other series of the Trust combined) a fee, accrued daily and paid monthly, at an annual rate of two basis points (0.02%) of average daily net assets. The fee rate is determined on the basis of the aggregate average daily net assets of the Trust. The total administration fee paid to HSBC is allocated to each series based upon its proportionate share of the aggregate net assets of the Trust subject to certain allocations in cases where one series invests some or all of its assets in another series of the Trust.

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Notes to Financial Statements—October 31, 2024 (continued)

State Street Bank and Trust Company (“State Street”) serves as Sub-Administrator to the Funds and provides fund accounting, custody, fund administration, regulatory administration and certain other services to the Funds pursuant to a Master Services Agreement with the Trust. For its services, State Street is entitled to a fee, payable by the Funds, based on a Fund’s net assets, subject to per Fund fees, miscellaneous fees and reimbursements of certain expenses.

Under the Amended and Restated Fund PFO/Treasurer, CCO, Secretary and AMLO Agreement between Foreside Fund Officer Services, LLC (“Foreside”) and the Trust, Foreside makes individuals available to serve as the Trust’s Chief Compliance Officer, Anti-Money Laundering Officer, Treasurer and Secretary and other individuals available to support such officers. For the services provided under that agreement, the Trust paid Foreside $364,966 for the fiscal year ended October 31, 2024, including reimbursement of certain out-of-pocket expenses. Compliance services fees incurred by each Fund are reflected on the Statements of Operations as “Compliance Services” and the other services fees are included in “Other” on the Statements of Operations. Foreside pays the salary and other compensation earned by individuals performing these services.

Distribution Arrangements:

Foreside Distribution Services, L.P. (“Foreside” or the “Distributor”) serves the Trust as Distributor. The Trust has adopted a non-compensatory Distribution Plan and Agreement (the “Distribution Plan”) pursuant to Rule 12b-1 of the Act. The Distribution Plan provides for reimbursement of expenses incurred by the Distributor related to distribution and marketing, at a rate not to exceed 0.25% of the average daily net assets of Class A Shares (currently not being charged) of the Funds.

Shareholder Servicing:

The Trust has adopted a Shareholder Services Plan, which provides for payments to shareholder servicing agents (which includes HSBC and its affiliates) for providing various shareholder services. For performing these services, the shareholder servicing agents are entitled to receive a fee that is computed based on average daily net assets and paid monthly up to the following:

Share Class	Fee Rate (%)
Class A Shares	0.25
Intermediary Class Shares	0.05
Intermediary Service Class Shares	0.10
Class P Shares	0.05

The aggregate fees paid to the Distributor pursuant to the Distribution Plan and to shareholder servicing agents pursuant to the Shareholder Services Plan may not exceed, in the aggregate, the following:

Share Class	Fee Rate (%)
Class A Shares	0.25
Intermediary Class Shares	0.05
Intermediary Service Class Shares	0.10
Class P Shares	0.05

The Trust has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Funds will pay all or a portion of the fees incurred by such financial intermediaries for performing such services.

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HSBC FAMILY OF FUNDS

Notes to Financial Statements—October 31, 2024 (continued)

Transfer Agency:

State Street serves as the transfer agent for each Fund, and has delegated its responsibilities to SS&C Global Investor and Distribution Solutions, Inc. (“SS&C”). As sub-transfer agent, SS&C receives a fee based on the number of funds and shareholder accounts, subject to certain minimums, and reimbursement of certain expenses.

Independent Trustees:

The Trust pays an annual retainer to each Independent Trustee, plus additional annual retainers to each Committee Chair and the Chairman of the Board of Trustees (the “Board”). The Independent Trustees also receive a fee for each regular, special, and informational meeting of the Board attended. The aggregate amount of the fees and expenses of the Independent Trustees are allocated amongst all the funds in the Trust and are presented in the Statements of Operations.

Fee Reductions:

The Investment Adviser has agreed to contractually limit through February 28, 2025 the total annual expenses of certain classes of the Funds, exclusive of interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to each Fund’s investments in other investment companies, as applicable.

The applicable classes of each Fund have their own expense limitations based on the average daily net assets for any full fiscal year as follows:

	Class	Contractual Expense Limitations (%)
U.S. Government Money Market Fund	I	0.14
U.S. Government Money Market Fund	Intermediary Class
	Shares	0.18
U.S. Government Money Market Fund	Intermediary Service
	Class Shares	0.20
U.S. Government Money Market Fund	P	0.18
U.S. Treasury Money Market Fund	I	0.14
U.S. Treasury Money Market Fund	Intermediary Class
	Shares	0.18
U.S. Treasury Money Market Fund	Intermediary Service
	Class Shares	0.20
U.S. Treasury Money Market Fund	P	0.18

Any amounts contractually waived or reimbursed by the Investment Adviser will be subject to repayment by the respective Fund to the Investment Adviser within three years calculated monthly from when the waiver or reimbursement is recorded to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. As of October 31, 2024, there was no contingent liability.

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HSBC FAMILY OF FUNDS

Notes to Financial Statements—October 31, 2024 (continued)

As of October 31, 2024, the repayments that may potentially be made by the Funds are as follows:

	Amount Eligible Through
	October 31, 2027 ($)	October 31, 2026 ($)	October 31, 2025 ($)	Total ($)
U.S. Government Money Market Fund	5,005,770	3,853,788	6,058,540	14,918,098
U.S. Treasury Money Market Fund	2,543,302	2,259,407	2,553,570	7,356,279

In addition to the contractual expense limitation agreement with the Funds, HSBC, in its role as Investment Adviser and Administrator, may waive/reimburse additional fees at its discretion. Any voluntary fee waivers/reimbursements are not subject to repayment in subsequent fiscal periods. Voluntary waivers/reimbursements may be eliminated or changed at any time. Amounts waived/reimbursed by the Investment Adviser and/or Administrator are reported on the Statements of Operations, as applicable.

During the fiscal year ended October 31, 2024, the following amounts of expenses were voluntarily and/or contractually waived:

	Class I ($)	Intermediary Class ($)	Intermediary Service Class ($)	Class P ($)	Total ($)
U.S. Government Money Market Fund	—	2,987,346	2,710,480	176,035	5,873,861
U.S. Treasury Money Market Fund	379,484	897,166	1,316,311	228,773	2,821,734

Affiliated Securities Transactions:

The Funds are permitted to effect purchase and sale transactions with affiliated funds under procedures adopted by the Board. The procedures have been designed to seek to ensure that any such security transaction complies with certain conditions of Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the fiscal year ended October 31, 2024, the Funds did not engage in Rule 17a-7 transactions.

5.	Investment Risks:

The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Interest Rate Risk: Fluctuations in interest rates may affect the yield, volatility, liquidity and value of investments in income-producing or debt instruments. Generally, if interest rates rise, the value of such investments will fall. In addition, rising interest rates could lead to heightened investment volatility and decreased liquidity. During periods of falling interest rates, borrowers may pay off their debt sooner than expected, forcing the reinvestment of principal proceeds at lower interest rates, resulting in less interest income. Conversely, during periods of rising interest rates, borrowers may pay off their debt later than expected, thereby preventing reinvestment of principal proceeds at higher interest rates, increasing a Fund’s sensitivity to changes in interest rates and resulting in less income to the Fund than potentially available. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy, such as certain interest rate changes by the Federal Reserve. A low interest rate environment poses additional risks to the Funds. Low yields on a Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price and/or achieve its investment objective. Interest rate changes can be sudden and unpredictable, and a Fund may lose money if these changes are not anticipated by the Investment Adviser. A wide variety of factors can cause interest rates or yields to rise or fall (e.g., central bank monetary policies, inflationary or deflationary pressures, changing inflation or real growth rates, general market and economic conditions, etc.). The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Recently, the interest rates in the United States rose from historically low levels and the U.S. Federal Reserve and other countries’ central banks increased interest rates in response to global inflation. It is unclear whether interest rates will remain at current levels.

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Notes to Financial Statements—October 31, 2024 (continued)

Market Risk: The value of a Fund’s investments may decline due to changing economic, political, social, regulatory or market conditions. Issuer, political, economic, regulatory, social or market developments can affect a single issuer, issuers within an industry or economic sector, or the market as a whole. In the short term, a Fund’s investments can fluctuate dramatically in response to these developments. Different parts of the market and different types of securities can react differently to these developments. Moreover, the conditions in one country or geographic region could adversely affect a Fund’s investments in a different country or geographic region due to increasingly interconnected global economies and financial markets. In addition, market risk includes the risk that geopolitical and other events will disrupt the economy on a regional, national or global level. Events such as war, acts of terrorism, regional conflicts, market manipulation, government defaults, government shutdowns, natural/environmental disasters, inflation, rapid interest rate changes, supply chain disruptions, international sanctions, global recessions, social unrest, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments, including in ways that cannot be foreseen. A Fund could be negatively impacted if the values of its investments were harmed by such events. Any market disruptions could also prevent a Fund from executing investment decisions in a timely manner.

U.S. Government Securities Risk: There are different types of U.S. Government Securities with different levels of credit risk. Some U.S. Government Securities are issued or guaranteed by the U.S. Treasury and are supported by the full faith and credit of the United States. Other types of U.S. Government Securities are supported by the full faith and credit of the United States (but not issued by the U.S. Treasury). These securities have the lowest credit risk, although they are not risk free. Still other types of U.S. Government Securities are: (1) supported by the ability of the issuer to borrow from the U.S. Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; (3) supported by pools of assets (e.g., mortgage-backed securities); or (4) supported by the United States in some other way. Certain U.S. Government Securities are riskier than others. The relative level of risk depends on the nature of the particular security and government support. A U.S. government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and are riskier than those that are. Regarding certain federal agency securities or government sponsored entity securities (such as debt securities or mortgage-backed securities issued by Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal Farm Credit Banks, Federal Home Loan Banks, and other government sponsored agencies), investors should be aware that although the issuer may be chartered or sponsored by an Act of Congress, the issuer is not funded by congressional appropriations, and its securities are neither guaranteed nor insured by the U.S. Treasury. Fannie Mae and Freddie Mac have been operating under conservatorship, with the Federal Housing Finance Agency acting as their conservator, since September 2008. This risk does not apply to the HSBC U.S. Treasury Money Market Fund, which normally invests only in obligations of the U.S. Treasury and does not invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. government.

6.	Federal Income Tax Information:

As of the tax fiscal year ended October 31, 2024, the cost basis of investments for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/(depreciation) were as follows:

	Tax Cost ($)	Tax Unrealized Appreciation ($)	Tax Unrealized (Depreciation) ($)	Net Unrealized Appreciation/ (Depreciation) ($)
U.S. Government Money Market Fund	37,646,260,008	—	—	—
U.S. Treasury Money Market Fund	5,042,931,135	—	—	—
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Notes to Financial Statements—October 31, 2024 (continued)

The tax character of distributions paid by the Funds for the tax year ended October 31, 2024, was as follows:

	Distributions paid from
	Ordinary Income ($)	Total Taxable Distributions ($)	Total Distributions Paid ($)
U.S. Government Money Market Fund	1,863,462,806	1,863,462,806	1,863,462,806
U.S. Treasury Money Market Fund	260,712,363	260,712,363	260,712,363

The tax character of distributions paid by the Funds for the tax year ended October 31, 2023, was as follows:

	Distributions paid from
	Ordinary Income ($)	Total Taxable Distributions ($)	Total Distributions Paid ($)
U.S. Government Money Market Fund	1,636,047,810	1,636,047,810	1,636,047,810
U.S. Treasury Money Market Fund	212,589,767	212,589,767	212,589,767

As of the tax year ended October 31, 2024, the components of accumulated earnings/(deficit) on a tax basis for the Funds were as follows:

	Undistributed Ordinary Income ($)	Distributions Payable ($)	Accumulated Capital and Other Losses ($)	Unrealized Appreciation/ (Depreciation) ($)	Total Accumulated Earnings/ (Deficit) ($)
U.S. Government Money Market Fund	59,520,962	(59,517,548)	(4,469,091)	—	(4,465,677)
U.S. Treasury Money Market Fund	5,920,490	(5,923,105)	(40,072)	—	(42,687)

As of the tax year ended October 31, 2024, the Funds had net capital loss carryforwards (“CLCFs”) not subject to expiration as summarized in the table below. The Board does not intend to authorize a distribution of any realized gain for the Funds until any applicable CLCF has been offset.

	Short Term Amount ($)	Long Term Amount ($)	Total ($)
U.S. Government Money Market Fund	4,469,091	—	4,469,091
U.S. Treasury Money Market Fund	39,280	792	40,072

The amount and character of net investment income and net realized gains distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., reclassification of market discounts, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sale losses and post-October loss deferrals) do not require reclassification. To the extent distributions to shareholders from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

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Notes to Financial Statements—October 31, 2024 (continued)

During the year ended October 31, 2024, the Funds utilized capital loss carry forwards for U.S. federal income tax purposes as follows:

Capital Loss Carry Forward Utilized ($)
U.S. Government Money Market Fund	2,602,623
U.S. Treasury Money Market Fund	38,708
7.	Significant Shareholders:

Shareholders, including other funds, individuals, and accounts, as well as each Fund’s Investment Adviser and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with GAAP).

The following list includes the Funds which had individual shareholder accounts with ownership of voting securities greater than 10% of the total outstanding voting securities but less than 25% and/or accounts with ownership of voting securities greater than 25% of the total outstanding voting securities. Significant transactions by these shareholder accounts may negatively impact the Funds’ performance.

	Number of shareholders with ownership of voting securities of the Fund greater than 10% and less than 25% of the total Fund’s outstanding voting securities	Percentage owned in aggregate by 10% - 25% shareholders (%)	Number of shareholders with ownership of voting securities of the Fund greater than 25% of the total Fund’s outstanding voting securities	Percentage owned in aggregate by greater than 25% shareholders (%)
U.S. Government Money Market Fund	2	27	—	—
U.S. Treasury Money Market Fund	1	10	1	28

As of October 31, 2024, the Investment Adviser and/or its affiliates owned less than 1% of each Fund’s outstanding voting securities.

8.	Recent Accounting Pronouncements:

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”),” which enhances disclosure requirements about significant segment expenses. ASU 2023-07 is effective for the fiscal years beginning after December 15, 2023, and interim periods beginning with the first quarter ended March 31, 2025. Early adoption is permitted and retrospective adoption is required for all prior periods presented. The Funds are currently assessing the impact of this guidance, however, the Funds do not expect a material impact on their financial statements.

9.	Subsequent Events:

Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued and no adjustments or additional disclosures were required to the financial statements.

HSBC FAMILY OF FUNDS	23

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of HSBC Funds and Shareholders of HSBC U.S. Government Money Market Fund and HSBC U.S. Treasury Money Market Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of HSBC U.S. Government Money Market Fund and HSBC U.S. Treasury Money Market Fund (two of the funds constituting HSBC Funds, hereafter collectively referred to as the “Funds”) as of October 31, 2024, the related statements of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2024 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
New York, New York
December 26, 2024

We have served as the auditor of one or more investment companies in the HSBC Funds since 2015.

24	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS:

INVESTMENT ADVISER AND ADMINISTRATOR

HSBC Global Asset Management (USA) Inc.
452 Fifth Avenue
New York, NY 10018

SHAREHOLDER SERVICING AGENTS

For HSBC Bank USA, N.A. and
HSBC Securities (USA) Inc. Clients

HSBC Bank USA, N.A.
452 Fifth Avenue
New York, NY 10018
1-888-525-5757

For All Other Shareholders

HSBC Funds
PO. Box 219691
Kansas City, MO 64121-9691
1-800-782-8183

SUB-TRANSFER AGENT

SS&C Global Investor and
Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169

DISTRIBUTOR

Foreside Distribution Services, L.P
Three Canal Plaza, Suite 100
Portland, ME 04101

Investment products:

ARE NOT A BANK DEPOSIT OR OBLIGATION OF THE BANK OR ANY OF ITS AFFILIATES	ARE NOT FDIC INSURED	ARE NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
ARE NOT GUARANTEED BY THE BANK OR ANY OF ITS AFFILIATES		MAY LOSE VALUE

CUSTODIAN AND TRANSFER AGENT

State Street Bank and Trust Company
1 Congress Street
Boston, MA 02114

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

LEGAL COUNSEL

Dechert LLP
1900 K Street, N.W
Washington, D.C. 20006

Investment products are offered by HSBC Securities (USA) Inc. (HSI), member NYSE/FINRA/SIPC. HSI is an affiliate of HSBC Bank USA, N.A. Investment products: Are not a deposit or other obligation of the bank or any of its affiliates; Not FDIC insured or insured by any federal government agency of the United States; Not guaranteed by the bank or any of its affiliates; and are subject to investment risk, including possible loss of principal invested.

Investors should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The prospectus contains this and other important information about the investment company. For clients of HSBC Securities (USA) Inc., please call 1-888-525-5757 for more information. For other investors and prospective investors, please call the Funds directly at 1-800-782-8183 or visit our website at https://www.assetmanagement.us.hsbc.com/en/individual-investor/fund-centre. Investors should read the prospectus carefully before investing or sending money.

HSB-AR-MMF-1224	12/24

HSBC Funds

Financial Statements and Additional Information

October 31, 2024

EQUITY FUND	Class A	Class I
HSBC Radiant U.S. Smaller Companies Fund	HSOAX	RESCX

HSBC FAMILY OF FUNDS

Statements of Assets and Liabilities—as of October 31, 2024

	HSBC Radiant U.S. Smaller Companies Fund	HSBC Radiant U.S. Smaller Companies Fund (Class I)
Assets:
Investments in Affiliated Portfolio	$8,352,159	$24,835,881
Receivable from Investment Adviser	24,740	51,526
Receivable for fund shares sold	—	10,775
Prepaid expenses and other assets	7,813	17,597
Total Assets	8,384,712	24,915,779

Liabilities:
Payable for Fund shares purchased	—	8,883
Accrued expenses and other liabilities:
Administrative Services	72	207
Shareholder Servicing	2,338	—
Accounting	3,000	3,000
Compliance Services	500	500
Printing	2,992	4,658
Professional	16,500	16,500
Sub-Transfer Agent	11,679	4,331
Other	1,103	1,574
Total Liabilities	38,184	39,653
Commitments and contingent liabilities (Note 4)	—	—
Net Assets	$8,346,528	$24,876,126

Composition of Net Assets:
Paid in Capital	$7,206,512	$23,759,814
Total distributable earnings/(loss)	1,140,016	1,116,312
Net Assets	$8,346,528	$24,876,126

Net Assets:
Class A Shares	$8,346,528	$—
Class I Shares	—	24,876,126
Total	$8,346,528	$24,876,126

Shares Outstanding:
($0.001 par value, unlimited number of shares authorized):
Class A Shares	857,695	—
Class I Shares	—	2,874,447

Net Asset Value, Offering Price (Class A and Class I) and Redemption Price per share:
Class A Shares	$9.73	$—
Class I Shares	$—	$8.65

Amounts designated as “—“ are $0.00 or have been rounded to $0.00.

2	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statements of Operations - For the year ended October 31, 2024

	HSBC Radiant U.S. Smaller Companies Fund	HSBC Radiant U.S. Smaller Companies Fund (Class I)
Investment Income:
Investment income from Affiliated Portfolio	$63,961	$130,789
Expenses from Affiliated Portfolio(1)	(337,792)	(688,535)
Net Investment Income/(Loss) from Affiliated Portfolio	(273,831)	(557,746)
Other Income	2,591	—
Total Investment Income/(Loss)	(271,240)	(557,746)

Expenses:
Administrative Services	807	1,697
Shareholder Servicing:
Class A Shares	20,165	—
Accounting	12,000	12,000
Compliance Services	6,562	6,562
Printing	17,538	27,254
Professional	38,315	38,315
Sub-Transfer Agent	140,701	52,422
Registration fees	28,144	24,614
Other	2,124	5,145
Total expenses before fee and expense reductions	266,356	168,009
Fees voluntarily reduced/reimbursed by Investment Adviser and/or Administrator	(8,066)	—
Fees contractually reduced/reimbursed by Investment Adviser and/or Administrator	(487,191)	(703,828)
Net Expenses(1)	(228,901)	(535,819)

Net Investment Income/(Loss)	$(42,339)	$(21,927)

Realized/Unrealized Gains/(Losses) on Investments Allocated from Affiliated Portfolio:
Net realized gains/(losses) from Affiliated Portfolio	385,100	756,288
Change in unrealized appreciation/(depreciation) on investments from Affiliated Portfolio	1,788,963	3,560,193

Net realized/unrealized gains/(losses) on investments from Affiliated Portfolio	2,174,063	4,316,481
Change in Net Assets Resulting from Operations	$2,131,724	$4,294,554

(1) Total Net Fund expenses includes Expenses Allocated from Affiliated Portfolio and Net Expenses of the Fund.

Amounts designated as “—“ are $0.00 or have been rounded to $0.00.

See notes to financial statements.	HSBC FAMILY OF FUNDS	3

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets

	HSBC Radiant U.S. Smaller Companies Fund		HSBC Radiant U.S. Smaller Companies Fund (Class I)
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023
Investment Activities:
Operations:
Net investment income/(loss)	$(42,339)	$(36,751)	$(21,927)	$(4,687)
Net realized gains/(losses) from investments	385,100	759,926	756,288	1,373,296
Change in unrealized appreciation/(depreciation) on investments	1,788,963	(485,947)	3,560,193	(818,279)
Change in net assets resulting from operations	2,131,724	237,228	4,294,554	550,330
Change in net assets resulting from capital transactions(1)	(623,082)	(1,617,732)	7,819,443	(4,782,072)
Change in net assets	1,508,642	(1,380,504)	12,113,997	(4,231,742)

Net Assets:
Beginning of period	6,837,886	8,218,390	12,762,129	16,993,871
End of period	$8,346,528	$6,837,886	$24,876,126	$12,762,129

CAPITAL TRANSACTIONS:
Class A Shares:
Proceeds from shares issued	$209,205	$117,904	$—	$—
Value of shares converted from Class C	—	18,933	—	—
Value of shares redeemed	(832,287)	(1,737,431)	—	—
Class A Shares capital transactions	(623,082)	(1,600,594)	—	—
Class C Shares:
Proceeds from shares issued	$—	$13,100	$—	$—
Value of shares converted to Class A	—	(18,933)	—	—
Value of shares redeemed	—	(11,305)	—	—
Class C Shares capital transactions	—	(17,138)	—	—
Class I Shares:
Proceeds from shares issued	$—	$—	$10,306,691	$523,276
Value of shares redeemed	—	—	(2,487,248)	(5,305,348)
Class I Shares capital transactions	—	—	7,819,443	(4,782,072)
Change in net assets resulting from capital transactions(1)	$(623,082)	$(1,617,732)	$7,819,443	$(4,782,072)

SHARE TRANSACTIONS:
Class A Shares:
Issued	23,192	14,905	—	—
Converted from Class C Shares	—	2,599	—	—
Redeemed	(90,769)	(226,078)	—	—
Change in Class A Shares	(67,577)	(208,574)	—	—
Class C Shares:
Issued	—	8,973	—	—
Converted to Class A Shares	—	(15,341)	—	—
Redeemed	—	(8,973)	—	—
Change in Class C Shares	—	(15,341)	—	—
Class I Shares:
Issued	—	—	1,249,655	76,163
Redeemed	—	—	(321,621)	(785,593)
Change in Class I Shares	—	—	928,034	(709,430)

(1) Includes the conversion of Class C Shares to Class A Shares during November 1, 2022 to October 31, 2023.

Amounts designated as “—“ are $0.00 or have been rounded to $0.00.

4	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC RADIANT U.S. SMALLER COMPANIES FUND

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.*

		Investment Activities			Distributions					Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss) (a)	Net Realized and Unrealized Gains/ (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Distributions	Net Asset Value, End of Period	Total Return (b)	Net Assets at Value, End of Period (000’s)	Ratio of Net Expense to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fee Reductions)	Portfolio Turnover (c)
Class A Shares
Year Ended October 31, 2024	$7.39	$(0.05)	$2.39	$2.34	$—	$—	$—	$9.73	31.66%	$8,347	1.35%	(0.52)%	7.49%	84%
Year Ended October 31, 2023	7.23	(0.04)	0.20	0.16	—	—	—	7.39	2.21%	6,838	1.35%	(0.47)%	8.84%	103%
Year Ended October 31, 2022	14.49	(0.05)(d)	(2.80)	(2.85)	—	(4.41)	(4.41)	7.23(e)	(25.80)%	8,200	1.49%(f)	(0.65)%(d)	6.47%	120%
Year Ended October 31, 2021	10.71	(0.11)	4.57	4.46	—	(0.68)	(0.68)	14.49	42.81%	12,518	1.55%	(0.83)%	7.00%	78%
Year Ended October 31, 2020	9.42	(0.09)	2.10	2.01	—	(0.72)	(0.72)	10.71	22.05%	9,224	1.55%	(0.91)%	7.29%	94%
*	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of income and expenses of the HSBC Radiant U.S. Smaller Companies Portfolio (the “Portfolio”).
(a)	Calculated based on average shares outstanding.
(b)	Total return calculations do not include any sales or redemption charges.
(c)	Portfolio turnover rate is calculated on the basis of the Portfolio, in which the Fund invests all of its investable assets. Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
(d)	Reflects special dividends paid out during the year by several of the Portfolio’s holdings. Had the Portfolio, in which the Fund invests all of its investable assets, not received the special dividends, the net investment income/(loss) per share would have been $(0.08) and the net investment income/(loss) ratio would have been (0.97)%.
(e)	The net asset value per share (“NAV”) for financial reporting purposes differs from the NAV reported due to adjustments made in accordance with accounting principles generally accepted in the United States of America.
(f)	The net expense ratio shown for the period reflects the expense limitation agreement in effect as of June 28, 2022 and the higher limit in effect prior to that date.

Amounts designated as “—” are $0.00 or have been rounded to $0.00.

See notes to financial statements.	HSBC FAMILY OF FUNDS	5

HSBC RADIANT U.S. SMALLER COMPANIES FUND (CLASS I)

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.*

		Investment Activities			Distributions					Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss) (a)	Net Realized and Unrealized Gains/ (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Distributions	Net Asset Value, End of Period	Total Return (b)	Net Assets at Value, End of Period (000’s)	Ratio of Net Expense to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fee Reductions)	Portfolio Turnover (c)
Class I Shares
Year Ended October 31, 2024	$6.56	$(0.01)	$2.10	$2.09	$—	$—	$—	$8.65	31.86%	$24,876	0.90%	(0.13)%	5.05%	84%
Year Ended October 31, 2023	6.40	(0.00)	0.16	0.16	—	—	—	6.56	2.50%	12,762	0.90%	(0.03)%	6.11%	103%
Year Ended October 31, 2022	19.16	(0.02)(d)	(2.84)	(2.86)	—	(9.90)	(9.90)	6.40(e)	(24.77)%	16,993	1.07%(f)	(0.19)%(d)	3.02%	120%
Year Ended October 31, 2021	14.67	(0.07)	6.13	6.06	—	(1.57)	(1.57)	19.16(e)	43.23%	88,809	1.10%	(0.39)%	1.88%	78%
Year Ended October 31, 2020	12.79	(0.06)	2.85	2.79	—	(0.91)	(0.91)	14.67	22.58%	121,959	1.10%	(0.46)%	1.63%	94%
*	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of income and expenses of the HSBC Radiant U.S. Smaller Companies Portfolio (the “Portfolio”).
(a)	Calculated based on average shares outstanding.
(b)	Total return calculations do not include any sales or redemption charges.
(c)	Portfolio turnover rate is calculated on the basis of the Portfolio, in which the Fund invests all of its investable assets. Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
(d)	Reflects special dividends paid out during the year by several of the Portfolio’s holdings. Had the Portfolio, in which the Fund invests all of its investable assets, not received the special dividends, the net investment income/(loss) per share would have been $(0.05) and the net investment income/(loss) ratio would have been (0.59)%.
(e)	The net asset value per share (“NAV”) for financial reporting purposes differs from the NAV reported due to adjustments made in accordance with accounting principles generally accepted in the United States of America.
(f)	The net expense ratio shown for the period reflects the expense limitation agreement in effect as of June 28, 2022 and the higher limit in effect prior to that date.

Amounts designated as “—” are $0.00 or have been rounded to $0.00.

6	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Notes to Financial Statements—October 31, 2024

1.	Organization:

The HSBC Funds (the “Trust”), a Delaware statutory trust organized on March 2, 2016, is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of October 31, 2024, the Trust is comprised of 5 separate operational funds, each a series of the HSBC Family of Funds. The accompanying financial statements are presented for the following two diversified funds (individually a “Fund”, collectively the “Funds”) of the Trust:

Fund	Short Name
HSBC Radiant U.S. Smaller Companies Fund	Radiant U.S. Smaller Companies Fund
HSBC Radiant U.S. Smaller Companies Fund (Class I)	Radiant U.S. Smaller Companies Fund (Class I)

Financial statements for all other funds of the Trust are published separately.

Each Fund is a feeder fund in a master-feeder fund structure and seeks to achieve its investment objective by investing all of its investable assets in the HSBC Radiant U.S. Smaller Companies Portfolio (the “Portfolio”), which is a diversified series of the Trust with the same investment objective as the Funds. The Portfolio operates as the master fund in a master-feeder arrangement in which the feeder funds invest all of their investable assets in the Portfolio. The investment objective of the Portfolio is long-term growth of capital. The Funds’ proportionate ownership of the Portfolio as of the date of this report was as follows:

Fund	Proportionate Ownership Interest on October 31, 2024 (%)
Radiant U.S. Smaller Companies Fund	25.2
Radiant U.S. Smaller Companies Fund (Class I)	74.8

The financial statements of the Portfolio, including the Schedule of Portfolio Investments, are included elsewhere in this report. The financial statements of the Portfolio should be read in conjunction with the financial statements of the Funds.

The Funds are authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. The Radiant U.S. Smaller Companies Fund offers one class of shares: Class A Shares. The Radiant U.S. Smaller Companies Fund (Class I) also offers one class of shares: Class I Shares. No sales charges are assessed with respect to Class A Shares and Class I Shares of the Radiant U.S. Smaller Companies Fund and Radiant U.S. Smaller Companies Fund (Class I), respectively. Each class of shares in the Funds has identical rights and privileges except with respect to arrangements pertaining to shareholder servicing and/or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and exchange privileges of each class of shares.

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with its service providers, which also provide for indemnifications by the Funds. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Trust believes the risk of loss to be remote.

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

HSBC FAMILY OF FUNDS	7

HSBC FAMILY OF FUNDS

Notes to Financial Statements—October 31, 2024 (continued)

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation:

The Funds record their investments in the Portfolio at fair value, which represents their proportionate ownership of the value of the Portfolio’s net assets. The notes to the Portfolio’s financial statements included elsewhere in this report provide information about the Portfolio’s valuation policy and its period-end security valuations.

Investment Transactions and Related Income:

The Funds record investments in the Portfolio on a trade date basis. The Funds record daily their proportionate share of income, expenses, changes in unrealized appreciation and depreciation and realized gains and losses derived from the Portfolio. In addition, the Funds accrue their own expenses daily as incurred.

Foreign Currency Translation:

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts, if any, are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities at the close of each business day. Purchases and sales of securities, and income and expenses, are, as applicable, translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. If applicable, any such fluctuations are included with the net realized and unrealized gain or loss from investments in securities and foreign currency translations.

Allocations:

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated among the applicable series within the Trust equally to each series, in relation to its net assets, or another appropriate basis. Because the Funds operate in a master-feeder structure, in which the Funds invest all of their investable assets in the Portfolio, certain expenses are allocated solely to the Portfolio rather than the Funds. Class specific expenses are charged directly to the class incurring the expense. In addition, income, expenses (other than class specific expenses), and unrealized and realized gains and losses are allocated to each class based on relative net assets on a daily basis.

Distributions to Shareholders:

Dividends distributed to shareholders of the Funds from net investment income, if any, are declared and distributed semiannually.

Distributions from net realized gains, if any, are declared and paid at least annually by the Funds. Additional distributions are also made to the Funds’ shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net realized gains of regulated investment companies.

8	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS

Notes to Financial Statements—October 31, 2024 (continued)

Federal Income Taxes:

Each Fund is a separate taxable entity for federal income tax purposes. Each Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable net investment income and net realized gains, if any, to its shareholders. Accordingly, no provision for federal income or excise tax is required for the Funds, although shareholders may be taxed on distributions they receive.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken. Management’s conclusions may be subject to future review based on changes in, or interpretation of, accounting standards or tax laws and regulations.

3.	Investment Valuation Summary:

The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The Funds’ investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices (unadjusted) in active markets for identical assets
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Investment Adviser’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Funds record their investment in the Portfolio at fair value, which represents their proportionate ownership of the value of the Portfolio’s net assets. This investment is typically categorized as Level 2 in the fair value hierarchy. The underlying security of the Portfolio is recorded at fair value, as discussed more fully in the Notes to Financial Statements of the Portfolio included in the attached financial statements.

As of October 31, 2024, the investment held by the Funds was categorized as Level 2 in the fair value hierarchy.

4.	Related Party Transactions and Other Agreements and Plans:

Investment Management:

HSBC Global Asset Management (USA) Inc. (“HSBC” or the “Investment Adviser”), a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company under the laws of the United States, acts as Investment Adviser to the Portfolio pursuant to an Investment Advisory Contract. As Investment Adviser, HSBC manages the investments of the Portfolio and continuously reviews, supervises, and administers the Portfolio’s investments. The Investment Adviser has retained Radiant Global Investors LLC (“Radiant” or the “Subadviser”) to provide day-to-day management of the Portfolio. The Funds are not directly charged any investment management fees, but rather share proportionately in the investment management fees charged to the Portfolio.

HSBC FAMILY OF FUNDS	9

HSBC FAMILY OF FUNDS

Notes to Financial Statements—October 31, 2024 (continued)

Administration, Fund Accounting and Other Services:

HSBC also serves the Funds as Administrator. Under the terms of the Amended and Restated Administration Services Agreement, HSBC receives from the Funds (as well as other series of the Trust combined) a fee, accrued daily and paid monthly, at an annual rate of two basis points (0.02%) of average daily net assets. The fee rate is determined on the basis of the aggregate average daily net assets of the Trust. The total administration fee paid to HSBC is allocated to each series based upon its proportionate share of the aggregate net assets of the Trust subject to certain allocations in cases where one series invests some or all of its assets in another series of the Trust (for example, the Funds). For assets invested in the Portfolio by the Funds, the Portfolio pays half of the administration fee and the Funds pay the remaining half, for a combination of the total fee rate set forth above.

State Street Bank and Trust Company (“State Street”) serves as Sub-Administrator to the Funds and provides fund accounting, custody, fund administration, regulatory administration and certain other services to the Funds pursuant to a Master Services Agreement with the Trust. For its services, State Street is entitled to a fee, payable by the Funds, based on a Fund’s net assets, subject to per Fund fees, miscellaneous fees and reimbursements of certain expenses.

Under the Amended and Restated Fund PFO/Treasurer, CCO, Secretary and AMLO Agreement between Foreside Fund Officer Services, LLC (“Foreside”) and the Trust, Foreside makes individuals available to serve as the Trust’s Chief Compliance Officer, Anti-Money Laundering Officer, Treasurer and Secretary and other individuals available to support such officers. For the services provided under that agreement, the Trust paid Foreside $364,966 for the fiscal year ended October 31, 2024, including reimbursement of certain out-of-pocket expenses. Compliance services fees incurred by each Fund are reflected on the Statements of Operations as “Compliance Services” and the other services fees are included in “Professional” on the Statements of Operations. Foreside pays the salary and other compensation earned by individuals performing these services.

Distribution Arrangements:

Foreside Distribution Services, L.P. (“Foreside” or the “Distributor”) serves the Trust as Distributor. The Trust, on behalf of the Radiant U.S. Smaller Companies Fund, has adopted a non-compensatory Distribution Plan and Agreement (the “Distribution Plan”) pursuant to Rule 12b-1 of the Act. The Distribution Plan provides for reimbursement of expenses incurred by the Distributor related to distribution and marketing, at a rate not to exceed 0.25% of the average daily net assets of Class A Shares (currently not being charged). For the fiscal year ended October 31, 2024, Foreside did not receive any commissions from sales of the Trust.

Shareholder Servicing:

The Trust has adopted a Shareholder Services Plan, which provides for payments to shareholder servicing agents for providing various shareholder services. For performing these services, the shareholder servicing agents receive a fee that is computed daily and paid monthly up to 0.25% of the average daily net assets of Class A Shares of the Radiant U.S. Smaller Companies Fund. The fees paid to the Distributor pursuant to the Distribution Plan and to shareholder servicing agents pursuant to the Shareholder Services Plan may not exceed in the aggregate 0.50% annually of the average daily net assets of Class A Shares.

The Trust has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Funds will pay all or a portion of such fees incurred by such financial intermediaries for performing such services.

10	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS

Notes to Financial Statements—October 31, 2024 (continued)

Transfer Agency:

State Street serves as the transfer agent for each Fund, and has delegated its responsibilities to SS&C Global Investor and Distribution Solutions, Inc. (“SS&C”). As sub-transfer agent, SS&C receives a fee based on the number of funds and shareholder accounts, subject to certain minimums, and reimbursement of certain expenses.

Independent Trustees:

The Trust pays an annual retainer to each Independent Trustee, plus additional annual retainers to each Committee Chair and the Chairman of the Board of Trustees (the “Board”). The Independent Trustees also receive a fee for each regular, special, and informational meeting of the Board attended. The aggregate amount of the fees and expenses of the Independent Trustees are allocated among all the series in the Trust (except that these fees and expenses are allocated to the Portfolio rather than the Funds).

Other:

The Funds pay fees to certain intermediaries or financial institutions for recordkeeping, sub-accounting services and other administrative services as included in “Other” on the Statements of Operations.

The Funds may use related party broker-dealers. For the fiscal year ended October 31, 2024, there were no brokerage commissions paid to broker-dealers affiliated with the Investment Adviser.

The Investment Adviser and its affiliates may have lending, banking, brokerage, underwriting, or other business relationships with the issuers of the securities in which the Portfolio invests.

Fee Reductions:

The Investment Adviser has agreed to contractually limit through February 28, 2025 the total annual expenses of the Funds, including the allocated expenses from the Portfolio, exclusive of interest, taxes, brokerage commissions, extraordinary expenses, and estimated indirect expenses attributable to the Funds’ investments in other investment companies. Each Fund class has its own expense limitations based on the average daily net assets for any full fiscal year as follows:

	Class	Contractual Expense Limitations (%)
Radiant U.S. Smaller Companies Fund	Class A Shares	1.45
Radiant U.S. Smaller Companies Fund (Class I)	Class I Shares	0.90
HSBC FAMILY OF FUNDS	11

HSBC FAMILY OF FUNDS

Notes to Financial Statements—October 31, 2024 (continued)

Any amounts contractually waived or reimbursed by the Investment Adviser will be subject to repayment by the respective Fund to the Investment Adviser within three years calculated monthly from when the waiver or reimbursement is recorded to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. During the fiscal year ended October 31, 2024, the Investment Adviser did not recapture any of its prior contractual waivers or reimbursements. As of October 31, 2024, there was no contingent liability.

As of October 31, 2024, the repayments that may potentially be made by the Funds are as follows:

	Amount Eligible Through
	October 31, 2027 ($)	October 31, 2026 ($)	October 31, 2025 ($)	Total ($)
Radiant U.S. Smaller Companies Fund	487,191	573,897	486,510	1,547,598
Radiant U.S. Smaller Companies Fund (Class I)	703,828	782,084	1,033,366	2,519,278

In addition to the contractual expense limitation agreement with the Funds, HSBC, in its role as Investment Adviser and Administrator, may waive/reimburse additional fees at its discretion. Any voluntary fee waivers/reimbursements are not subject to repayment in subsequent fiscal periods. Voluntary waivers/reimbursements may be eliminated or changed at any time. Amounts waived/reimbursed by the Investment Adviser and/or Administrator are reported on the Statements of Operations, as applicable.

During the fiscal year ended October 31, 2024, the following amounts of expenses were voluntarily and/or contractually waived:

	Class A ($)	Class I ($)
Radiant U.S. Smaller Companies Fund	495,257	—
Radiant U.S. Smaller Companies Fund (Class I)	—	703,828

5.	Affiliated Investment Transactions:

A summary of each Fund’s investment in the Portfolio for the fiscal year ended October 31, 2024 is as follows:

	Value 10/31/2023 ($)	Contributions ($)	Withdrawals ($)	Net Realized Gains/ (Losses) ($)	Change in Unrealized Appreciation/ Depreciation ($)	Net Income/ (Loss) ($)	Value 10/31/2024 ($)
Radiant U.S. Smaller Companies Fund
HSBC Radiant U.S. Smaller Companies Portfolio	6,837,927	727,952	(1,113,952)	385,100	1,788,963	(273,831)	8,352,159
Radiant U.S. Smaller Companies Fund (Class I)
HSBC Radiant U.S. Smaller Companies Portfolio	12,749,551	10,995,801	(2,668,206)	756,288	3,560,193	(557,746)	24,835,881
12	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS

Notes to Financial Statements—October 31, 2024 (continued)

6.	Investment Risks:

The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Equity Securities Risk: The prices of equity securities fluctuate from time to time based on changes in a company’s financial condition or overall market and economic conditions, and government policies, including tax incentives and subsidies. As a result, the value of equity securities may fluctuate drastically from day to day.

Market Risk: The value of the Portfolio’s investments may decline due to changing economic, political, social, regulatory or market conditions. Market risk may affect a single issuer, industry or sector of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Portfolio’s investments in a different country or geographic region. Events such as war, acts of terrorism, social unrest, natural disasters, rapid changes in interest rates, the spread of infectious illness or other public health threats could also significantly impact the Portfolio and its investments.

Model and Data Risk: Radiant employs proprietary quantitative models in selecting investments for the Portfolio. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes in a factor’s historical trends, and technical issues in the construction, implementation, and maintenance of the models (including, for example, problems with data sourced by Radiant or supplied by third parties, software issues, or other types of errors). There are limitations inherent in every quantitative model and there is no guarantee that quantitative models will perform as expected or result in effective investment decisions for the Portfolio, especially during rapidly changing market conditions. Additionally, commonality of holdings across quantitative asset managers may amplify losses.

ESG Investing Risk: The incorporation of environmental, social and governance (“ESG”) criteria, including ESG and Impact scores and the identification of controversial business lines and other screens, into the investment process will cause the Portfolio to forgo investment opportunities available to other mutual funds that do not use these criteria, or to increase or decrease its exposure to certain sectors or certain types of companies. For example, the Portfolio will generally not seek to invest in companies that operate in, or derive a specific amount of revenue from, controversial business lines (e.g., tobacco, nuclear armaments and other controversial weapons, and thermal coal extraction), or companies with severe controversies (e.g., severe violators of human rights and liberties). As a result, the Portfolio could underperform or outperform other mutual funds that do not consider ESG criteria in their investment processes. In evaluating a company, Radiant is dependent upon third-party data that it believes to be reliable, but it does not guarantee the accuracy of such third-party data. ESG data from third-party data providers may be incomplete, inaccurate, or unavailable and may vary significantly from one third-party data provider to another, which could adversely affect the analysis of ESG criteria relevant to a particular company. Investing on the basis of ESG criteria is qualitative and subjective by nature and there can be no assurance that the process utilized by Radiant or any third-party research or data providers or any judgment exercised by Radiant will reflect the views of any particular investor. Radiant’s ESG criteria and ESG-related investment processes may be changed periodically without shareholder approval or notice.

HSBC FAMILY OF FUNDS	13

HSBC FAMILY OF FUNDS

Notes to Financial Statements—October 31, 2024 (continued)

7.	Federal Income Tax Information:

As of the tax fiscal year ended October 31, 2024, the cost basis of investments for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/(depreciation) were as follows:

	Tax Cost ($)	Tax Unrealized Appreciation ($)	Tax Unrealized Depreciation ($)	Net Unrealized Appreciation/ (Depreciation) ($)*
Radiant U.S. Smaller Companies Fund	6,655,685	1,696,474	—	1,696,474
Radiant U.S. Smaller Companies Fund (Class I)	21,143,330	3,692,551	—	3,692,551

*	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales.

The tax character of distributions paid by the Funds for the tax year ended October 31, 2024, was as follows:

Distributions paid from
	Ordinary Income ($)	Total Taxable Distributions ($)	Total Distributions Paid ($)
Radiant U.S. Smaller Companies Fund	—	—	—
Radiant U.S. Smaller Companies Fund (Class I)	—	—	—

The tax character of distributions paid by the Funds for the tax year ended October 31, 2023, was as follows:

Distributions paid from
	Ordinary Income ($)	Total Taxable Distributions ($)	Total Distributions Paid ($)
Radiant U.S. Smaller Companies Fund	—	—	—
Radiant U.S. Smaller Companies Fund (Class I)	—	—	—

As of the tax year ended October 31, 2024, the components of accumulated earnings/(deficit) on a tax basis for the Funds were as follows:

	Accumulated Capital and Other Losses ($)	Unrealized Appreciation/ (Depreciation) ($)(1)	Total Accumulated Earnings/ (Deficit) ($)
Radiant U.S. Smaller Companies Fund	(556,458)	1,696,474	1,140,016
Radiant U.S. Smaller Companies Fund (Class I)	(2,576,239)	3,692,551	1,116,312

(1)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales.

As of the tax year ended October 31, 2024, the Funds had net capital loss carryforwards (“CLCFs”) not subject to expiration as summarized in the table below. The Board does not intend to authorize a distribution of any realized gain for the Funds until any applicable CLCF has been offset or expires.

	Short Term Amount ($)	Long Term Amount ($)	Total ($)
Radiant U.S. Smaller Companies Fund	501,619	—	501,619
Radiant U.S. Smaller Companies Fund (Class I)	2,520,010	—	2,520,010

14	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS

Notes to Financial Statements—October 31, 2024 (continued)

The amount and character of net investment income and net realized gains distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sale losses) do not require reclassification. To the extent distributions to shareholders from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

During the year ended October 31, 2024, the Funds utilized capital loss carry forwards for U.S. federal income tax purposes as follows:

Capital Loss Carry Forward Utilized ($)
Radiant U.S. Smaller Companies Fund	394,896
Radiant U.S. Smaller Companies Fund (Class I)	766,761

8.	Significant Shareholders:

Shareholders, including other funds, individuals, and accounts, as well as each Fund’s investment manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with GAAP).

The following list includes the Funds which had individual shareholder accounts with ownership of voting securities greater than 10% of the total outstanding voting securities but less than 25% and/or accounts with ownership of voting securities greater than 25% of the total outstanding voting securities. Significant transactions by these shareholder accounts may negatively impact the Funds’ performance.

	Number of shareholders with ownership of voting securities of the Fund greater than 10% and less than 25% of the total Fund’s outstanding voting securities	Percentage owned in aggregate by 10% – 25% shareholders (%)	Number of shareholders with ownership of voting securities of the Fund greater than 25% of the total Fund’s outstanding voting securities	Percentage owned in aggregate by greater than 25% shareholders (%)
Radiant U.S. Smaller Companies Fund	—	—	1	59
Radiant U.S. Smaller Companies Fund (Class I)	—	—	2	69

9.	Recent Accounting Pronouncements:

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”),” which enhances disclosure requirements about significant segment expenses. ASU 2023-07 is effective for the fiscal years beginning after December 15, 2023, and interim periods beginning with the first quarter ended March 31, 2025. Early adoption is permitted and retrospective adoption is required for all prior periods presented. The Funds are currently assessing the impact of this guidance, however, the Funds do not expect a material impact on their financial statements.

10.	Subsequent Events:

Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued and no adjustments or additional disclosures were required to the financial statements.

HSBC FAMILY OF FUNDS	15

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of HSBC Funds and Shareholders of HSBC Radiant U.S. Smaller Companies Fund and HSBC Radiant U.S. Smaller Companies Fund (Class I)

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of HSBC Radiant U.S. Smaller Companies Fund and HSBC Radiant U.S. Smaller Companies Fund (Class I) (two of the funds constituting HSBC Funds, hereafter collectively referred to as the “Funds”) as of October 31, 2024, the related statements of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2024 and each of the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the sub-administrator of the Funds. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers
LLP New York, New York
December 26, 2024

We have served as the auditor of one or more investment companies in the HSBC Funds since 2015.

16	HSBC FAMILY OF FUNDS

HSBC RADIANT U.S. SMALLER COMPANIES PORTFOLIO

Schedule of Portfolio Investments—as of October 31, 2024

Common Stocks — 98.3%

	Shares	Value ($)
Biotechnology — 10.3%
Alkermes PLC (a)	13,530	347,721
Dynavax Technologies Corp. (a)	16,340	193,629
Exelixis, Inc. (a)	12,000	398,400
Halozyme Therapeutics, Inc. (a)	8,120	410,628
MiMedx Group, Inc. (a)	49,450	338,733
Myriad Genetics, Inc. (a)	10,380	227,945
Natera, Inc. (a)	2,460	297,562
Neurocrine Biosciences, Inc. (a)	2,540	305,486
United Therapeutics Corp. (a)	890	332,833
Veracyte, Inc. (a)	7,920	267,221
Vericel Corp. (a)	6,960	306,518
		3,426,676
Broadline Retail — 1.2%
Nordstrom, Inc.	18,210	411,728
Building Products — 4.2%
Apogee Enterprises, Inc.	5,830	436,317
Fortune Brands Innovations, Inc.	1,490	124,162
Griffon Corp.	5,870	369,105
Owens Corning	2,600	459,654
		1,389,238
Capital Markets — 1.2%
Donnelley Financial Solutions, Inc. (a)	7,020	409,547
Commercial Banks — 5.0%
East West Bancorp, Inc.	5,750	560,567
First Horizon Corp.	27,420	475,189
Pathward Financial, Inc.	4,390	310,636
Synovus Financial Corp.	6,010	299,719
		1,646,111
Construction & Engineering — 0.9%
Valmont Industries, Inc.	950	296,096
Consumer Staples Distribution & Retail — 2.1%
Sprouts Farmers Market, Inc. (a)	5,470	702,512
Containers & Packaging — 1.3%
Graphic Packaging Holding Co.	15,230	430,400
Diversified Consumer Services — 1.8%
Frontdoor, Inc. (a)	11,760	584,354
Diversified REITs — 1.3%
American Assets Trust, Inc. REIT	16,260	438,207
Electrical Equipment — 4.7%
Acuity Brands, Inc.	800	240,552
Generac Holdings, Inc. (a)	2,670	442,019
NEXTracker, Inc. Class A (a)	10,190	405,766
Vertiv Holdings Co. Class A	4,460	487,433
		1,575,770
Electronic Equipment, Instruments & Components — 7.6%
Belden, Inc.	4,330	493,057
ePlus, Inc. (a)	3,440	305,988
Fabrinet (a)	1,560	375,913
Flex Ltd. (a)	8,910	308,910
Jabil, Inc.	3,900	480,051
Novanta, Inc. (a)	1,680	286,003
Vontier Corp.	7,790	288,853
		2,538,775
Common Stocks, continued

	Shares	Value ($)
Entertainment — 1.1%
Cinemark Holdings, Inc. (a)	11,840	352,240
Financial Services — 2.5%
Jackson Financial, Inc. Class A	3,890	388,806
Voya Financial, Inc.	5,580	448,074
		836,880
Health Care Equipment & Supplies — 6.5%
Artivion, Inc. (a)	9,470	249,345
Glaukos Corp. (a)	3,640	481,390
Haemonetics Corp. (a)	3,280	233,405
Lantheus Holdings, Inc. (a)	4,200	461,328
RxSight, Inc. (a)	4,090	207,199
Tandem Diabetes Care, Inc. (a)	5,130	160,928
Teleflex, Inc.	1,110	223,177
TransMedics Group, Inc. (a)	1,690	138,529
		2,155,301
Health Care Providers & Services — 3.7%
Encompass Health Corp.	3,150	313,299
Ensign Group, Inc.	2,930	454,121
Option Care Health, Inc. (a)	9,260	213,350
Select Medical Holdings Corp.	7,590	243,487
		1,224,257
Household Durables — 2.8%
Installed Building Products, Inc.	2,080	451,152
Tempur Sealy International, Inc.	9,730	466,164
		917,316
Insurance — 2.5%
Axis Capital Holdings Ltd.	5,590	437,473
Palomar Holdings, Inc. (a)	4,410	395,886
		833,359
Leisure Equipment & Products — 1.2%
Hasbro, Inc.	5,820	381,967
Machinery — 5.7%
Donaldson Co., Inc.	5,180	378,969
Douglas Dynamics, Inc.	11,870	268,856
Mueller Water Products, Inc. Class A.	19,470	420,357
Tennant Co.	4,150	363,374
Trinity Industries, Inc.	12,940	443,583
		1,875,139
Media — 1.2%
Magnite, Inc. (a)	30,820	384,634
Metals & Mining — 0.8%
Constellium SE Class A (a)	24,920	276,612
Paper & Forest Products — 1.1%
Sylvamo Corp.	4,420	375,788
Professional Services — 1.0%
Verra Mobility Corp. (a)	12,330	320,210
Real Estate Management & Development — 1.6%
Jones Lang LaSalle, Inc. (a)	2,000	541,920
Semiconductors & Semiconductor Equipment — 3.6%
Penguin Solutions, Inc. (a)	20,780	312,739
Qorvo, Inc. (a)	4,450	317,107
Semtech Corp. (a)	13,120	579,773
		1,209,619
See notes to financial statements.	HSBC FAMILY OF FUNDS	17

HSBC RADIANT U.S. SMALLER COMPANIES PORTFOLIO

Schedule of Portfolio Investments—as of October 31, 2024 (continued)

Common Stocks, continued

	Shares	Value ($)
Software — 12.9%
CommVault Systems, Inc. (a)	2,420	377,980
DocuSign, Inc. (a)	9,470	657,029
Gen Digital, Inc.	21,640	629,940
Guidewire Software, Inc. (a)	3,600	670,536
Manhattan Associates, Inc. (a)	2,050	539,888
Nutanix, Inc. Class A (a)	9,480	588,708
Smartsheet, Inc. Class A (a)	8,350	471,107
Varonis Systems, Inc. (a)	6,590	331,938
		4,267,126
Specialized REITs — 2.3%
EPR Properties REIT	5,470	248,174
Iron Mountain, Inc. REIT	4,160	514,717
		762,891
Specialty Retail — 4.7%
Abercrombie & Fitch Co. Class A (a)	3,070	404,595
Burlington Stores, Inc. (a)	2,220	550,050
Dick's Sporting Goods, Inc.	1,960	383,670
Gap, Inc.	10,490	217,877
		1,556,192
Textiles, Apparel & Luxury Goods — 1.5%
Kontoor Brands, Inc.	5,970	511,211

TOTAL COMMON STOCKS (Cost $27,053,493)		32,632,076
TOTAL INVESTMENTS IN SECURITIES
(Cost $27,053,493) — 98.3%		32,632,076
Other Assets (Liabilities) — 1.7%		555,964
NET ASSETS — 100.0%		$33,188,040

(a) Represents non-income producing security.

18	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statement of Assets and Liabilities—as of October 31, 2024

HSBC Radiant U.S. Smaller Companies Portfolio
Assets:
Investments in securities, at value	$32,632,076
Cash	673,176
Dividends receivable	4,696
Prepaid expenses and other assets	910
Total Assets	33,310,858

Liabilities:
Accrued expenses and other liabilities:
Investment Management	6,951
Sub-Advisory	9,732
Administrative Services	278
Sub-Administration	1,110
Accounting	1,051
Compliance Services	5,727
Custodian	105
Professional	83,822
Trustee	6,924
Other	7,118
Total Liabilities	122,818

Net Assets Applicable to investors’ beneficial interest	$33,188,040
Investments in securities, at cost	$27,053,493
See notes to financial statements.	HSBC FAMILY OF FUNDS	19

HSBC FAMILY OF FUNDS

Statement of Operations - For the year ended October 31, 2024

HSBC Radiant U.S. Smaller Companies Portfolio
Investment Income:
Dividends	$194,750
Total Investment Income	194,750

Expenses:
Investment Management Fees	62,519
Sub-Advisory Fees	87,527
Administration	2,501
Accounting	4,124
Sub-Administration	4,336
Compliance Services	57,313
Custodian	551
Professional	468,424
Trustee	322,313
Other	16,719
Total Expenses	1,026,327

Net Investment Income/(Loss)	$(831,577)

Net Realized/Unrealized Gains/(Losses) from Investments in Securities:
Net realized gains/(losses) from investment securities	1,141,388
Change in unrealized appreciation/(depreciation) on investment securities	5,349,156

Net realized/unrealized gains/(losses) on investments	6,490,544
Change in Net Assets Resulting from Operations	$5,658,967
20	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets

	HSBC Radiant U.S. Smaller Companies Portfolio
	Year Ended October 31, 2024	Year Ended October 31, 2023
Investment Activities:
Operations:
Net investment income/(loss)	$(831,577)	$(801,606)
Net realized gains/(losses) from investments	1,141,388	2,133,222
Change in unrealized appreciation/(depreciation) on investments	5,349,156	(1,304,226)
Change in net assets resulting from operations	5,658,967	27,390
Proceeds from contributions	11,723,753	2,163,983
Value of withdrawals	(3,782,158)	(7,802,667)
Change in net assets resulting from transactions in investors’ beneficial interest	7,941,595	(5,638,684)
Change in net assets	13,600,562	(5,611,294)

Net Assets:
Beginning of period	19,587,478	25,198,772
End of period	$33,188,040	$19,587,478
See notes to financial statements.	HSBC FAMILY OF FUNDS	21

HSBC RADIANT U.S. SMALLER COMPANIES PORTFOLIO

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

	Ratios/Supplemental Data
	Total Return	Net Assets at End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/(Loss) to Average Net Assets		Portfolio Turnover
HSBC Radiant U.S. Smaller Companies Portfolio
Year Ended October 31, 2024	27.86%	$33,188	4.10%	(3.33)%		84%
Year Ended October 31, 2023	(0.69)%	19,587	4.39%	(3.52)%		103%
Year Ended October 31, 2022	(27.12)%	25,198	2.60%	(1.72)%	(a)	120%
Year Ended October 31, 2021	43.07%	101,359	1.25%	(0.53)%		78%
Year Ended October 31, 2020	22.50%	131,286	1.13%	(0.49)%		94%
(a)	Reflects special dividends paid out during the year by several of the Portfolio’s holdings. Had the Portfolio not received the special dividends, the net investment income/(loss) ratio would have been (2.11)%.
22	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Notes to Financial Statements—October 31, 2024

1.	Organization:

The HSBC Funds (the “Trust”), a Delaware statutory trust organized on March 2, 2016, is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of October 31, 2024, the Trust is comprised of 5 separate operational funds, each a series of the HSBC Family of Funds. The accompanying financial statements are presented for the HSBC Radiant U.S. Smaller Companies Portfolio (the “Portfolio”).

For simplicity purposes, this document may use the term “Fund” to include the Portfolio. This two-tier fund structure is commonly referred to as a “master-feeder” structure because one fund (the Fund or “feeder fund”) is investing all its assets in a second fund (the Portfolio or “master fund”).

The Portfolio operates as a master fund in a master-feeder arrangement, in which the two feeder funds invest all of their investable assets in the Portfolio. The Agreement and Declaration of Trust permits the Board of Trustees (the “Board”) to issue an unlimited number of beneficial interests in the Portfolio.

The Portfolio is a diversified series of the Trust. Financial statements for all other funds of the Trust are published separately. The investment objective of the Portfolio is long-term growth of capital.

The following represents each feeder fund’s proportionate ownership interest in the Portfolio:

Fund	Proportionate Ownership Interest on October 31, 2024 (%)
Radiant U.S. Smaller Companies Fund	25.2
Radiant U.S. Smaller Companies Fund (Class I)	74.8

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Portfolio. In addition, in the normal course of business, the Trust may enter into contracts with its service providers, which also provide for indemnifications by the Portfolio. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio. However, based on experience, the Trust believes the risk of loss to be remote.

The Portfolio is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America. The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation:

The Portfolio records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Investment Transactions and Related Income:

Investment transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Investment gains and losses are calculated on the identified cost basis.

HSBC FAMILY OF FUNDS	23

HSBC FAMILY OF FUNDS

Notes to Financial Statements—October 31, 2024 (continued)

Dividend income is recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, is recorded at the fair value of the securities received. The Portfolio records distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain, to the extent such information is publicly available. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolio adjusts the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.

Foreign Currency Translation:

The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts, if any, are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities at the close of each business day. Purchases and sales of securities, and income and expenses, as applicable, are translated at the prevailing rate of exchange on the respective dates of such transactions. The Portfolio does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. If applicable, any such fluctuations are included with the net realized and unrealized gain or loss from investments in securities and foreign currency translations.

Restricted Securities:

The Portfolio may invest in restricted securities. A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or another exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be classified as liquid by the Investment Adviser (as defined in Note 4 - Related Party Transactions and Other Agreements and Plans) under the Trust’s liquidity risk management program, as approved by the Board. Therefore, not all restricted securities are considered illiquid. Disposal of restricted securities may involve time consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Portfolio. As of October 31, 2024, there were no restricted securities held by the Portfolio.

Allocations:

Expenses directly attributable to the Portfolio are charged to the Portfolio. Expenses not directly attributable to the Portfolio are allocated among the applicable series within the Trust equally to each series, in relation to its net assets, or another appropriate basis. Because the Portfolio operates in a master-feeder structure, in which the feeder funds invest all of their investable assets in the Portfolio, certain expenses are allocated solely to the Portfolio rather than the feeder funds. The Portfolio makes an allocation of its investment income, expenses and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio on the date of such accrual or gain/loss.

Federal Income Taxes:

The Portfolio is treated as a partnership for U.S. federal income tax purposes. Accordingly, the Portfolio passes through all of its net investment income and gains and losses to its feeder funds, and is therefore not subject to U.S. federal income tax. As such, the feeder funds are allocated for tax purposes their respective share of the Portfolio’s ordinary income and realized gains or losses. It is intended that the Portfolio will continue to be managed in such a way that its feeder funds will be able to satisfy the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies.

Management of the Portfolio has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken. Management’s conclusions may be subject to future review based on changes in, or interpretation of, accounting standards or tax laws and regulations.

24	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS

Notes to Financial Statements—October 31, 2024 (continued)

3.	Investment Valuation Summary:

The valuation techniques employed by the Portfolio, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs used for valuing the Portfolio’s investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices (unadjusted) in active markets for identical assets
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Investment Adviser’s (as defined in Note 4 - Related Party Transactions and Other Agreements and Plans) own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Exchange traded domestic equity securities are valued at the last sale price on a national securities exchange (except the Nasdaq Stock Market), or in the absence of recorded sales, at the readily available closing bid price on such exchanges. Securities traded on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price on the date of valuation. Domestic equity securities that are not traded on an exchange are valued at the quoted bid price in the over-the-counter market. These securities are typically categorized as Level 1 in the fair value hierarchy.

Shares of exchange traded and closed-end registered investment companies are valued in the same manner as other equity securities and are typically categorized as Level 1 in the fair value hierarchy. Investments in other mutual funds are valued at their net asset values (“NAVs”), as reported by such mutual funds and are typically categorized as Level 1 in the fair value hierarchy.

Securities or other assets for which market quotations are not readily available, or are deemed unreliable due to a significant event or otherwise, are fair valued pursuant to procedures approved by the Board (“Procedures”).

With respect to the Portfolio’s investments that do not have readily available or reliable market quotations, the Board has designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act. These instruments are classified as Level 2 or Level 3 in the fair value hierarchy.

Examples of potentially significant events that could affect the value of an individual security and thus require fair value pricing under the Procedures include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters, and litigation. Examples of potentially significant events that could affect multiple securities held by the Portfolio include governmental actions, natural disasters, and armed conflicts. Fair value pricing may require subjective determinations about the value of a security. While the Procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, neither the Trust nor the Investment Adviser can ensure that fair values determined under the Procedures would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

As of October 31, 2024, all investments were categorized as Level 1 in the fair value hierarchy. The breakdown of investment categorization is disclosed in the Schedule of Portfolio Investments.

HSBC FAMILY OF FUNDS	25

HSBC FAMILY OF FUNDS

Notes to Financial Statements—October 31, 2024 (continued)

4.	Related Party Transactions and Other Agreements and Plans:

Investment Management:

HSBC Global Asset Management (USA) Inc. (“HSBC” or the “Investment Adviser”), a wholly owned subsidiary of HSBC USA, Inc., a registered bank holding company under the laws of the United States, acts as Investment Adviser to the Portfolio. As Investment Adviser, HSBC manages the investments of the Portfolio and continuously reviews, supervises, and administers the Portfolio’s investments pursuant to an Investment Advisory Contract. The Investment Adviser has retained Radiant Global Investors LLC (“Radiant” or the “Subadviser”) to provide day-to-day management of the Portfolio. Radiant is paid for its services directly by the Portfolio.

For their services, the Investment Adviser and Radiant receive in aggregate, a fee, accrued daily and paid monthly and quarterly respectively, at an annual rate of 0.60% of the Portfolio’s average daily net assets. The Investment Adviser’s contractual fee is 0.25% and Radiant’s contractual fee is 0.35%.

Administration, Fund Accounting and Other Services:

HSBC also serves the Portfolio as Administrator. Under the terms of the Amended and Restated Administration Services Agreement, HSBC receives from the Portfolio (as well as other series of the Trust combined) a fee, accrued daily and paid monthly, at an annual rate of two basis points (0.02%) of average daily net assets. The fee rate is determined on the basis of the aggregate average daily net assets of the Trust. The total administration fee paid to HSBC is allocated to each series based upon its proportionate share of the aggregate net assets of the Trust subject to certain allocations in cases where one series invests some or all of its assets in another series of the Trust (for example, the feeder funds). For assets invested in the Portfolio by the Funds, the Portfolio pays half of the administration fee and the Funds pay the remaining half, for a combination of the total fee rate set forth above.

State Street Bank and Trust Company (“State Street”) serves as Sub-Administrator to the Portfolio and provides fund accounting, custody, fund administration, regulatory administration and certain other services to the Portfolio pursuant to a Master Services Agreement with the Trust. For its services, State Street is entitled to a fee, payable by the Portfolio, based on the Portfolio’s net assets, subject to per Portfolio fees, miscellaneous fees and reimbursements of certain expenses.

Under the Amended and Restated Fund PFO/Treasurer, CCO, Secretary and AMLO Agreement between Foreside Fund Officer Services, LLC (“Foreside”) and the Trust, Foreside makes individuals available to serve as the Trust’s Chief Compliance Officer, Anti-Money Laundering Officer, Treasurer and Secretary and other individuals available to support such officers. For the services provided under that agreement, the Trust paid Foreside $364,966 for the fiscal year ended October 31, 2024, plus reimbursement of certain out-of-pocket expenses. Compliance services fees incurred by each Fund are reflected on the Statement of Operations as “Compliance Services” and the other services fees are included in “Professional” on the Statement of Operations. Foreside pays the salary and other compensation earned by individuals performing these services.

Independent Trustees:

The Trust pays an annual retainer to each Independent Trustee, plus additional annual retainers to each Committee Chair and the Chairman of the Board. The Independent Trustees also receive a fee for each regular, special, and informational meeting of the Board attended. The aggregate amount of the fees and expenses of the Independent Trustees are allocated amongst all the funds in the Trust and are presented in the Statement of Operations.

26	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS

Notes to Financial Statements—October 31, 2024 (continued)

Other:

The Portfolio may purchase securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Investment Adviser. For the fiscal year ended October 31, 2024, the Portfolio did not purchase any such securities.

The Portfolio may use related party broker-dealers. For the fiscal year ended October 31, 2024, there were no brokerage commissions paid to broker-dealers affiliated with the Investment Adviser.

The Investment Adviser and its affiliates may have lending, banking, brokerage, underwriting, or other business relationships with the issuers of the securities in which the Portfolio invests.

Investment Transactions:

Cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) for the fiscal year ended October 31, 2024 were as follows:

	Purchases ($)	Sales ($)
Radiant U.S. Smaller Companies Portfolio	27,772,043	20,896,683
5.	Investment Risks:

The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Equity Securities Risk: The prices of equity securities fluctuate from time to time based on changes in a company’s financial condition or overall market and economic conditions, and government policies, including tax incentives and subsidies. As a result, the value of equity securities may fluctuate drastically from day to day.

Market Risk: The value of the Portfolio’s investments may decline due to changing economic, political, social, regulatory or market conditions. Market risk may affect a single issuer, industry or sector of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Portfolio’s investments in a different country or geographic region. Events such as war, acts of terrorism, social unrest, natural disasters, rapid changes in interest rates, the spread of infectious illness or other public health threats could also significantly impact the Portfolio and its investments.

Model and Data Risk: Radiant employs proprietary quantitative models in selecting investments for the Portfolio. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes in a factor’s historical trends, and technical issues in the construction, implementation, and maintenance of the models (including, for example, problems with data sourced by Radiant or supplied by third parties, software issues, or other types of errors). There are limitations inherent in every quantitative model and there is no guarantee that quantitative models will perform as expected or result in effective investment decisions for the Portfolio, especially during rapidly changing market conditions. Additionally, commonality of holdings across quantitative asset managers may amplify losses.

ESG Investing Risk: The incorporation of environmental, social and governance (“ESG”) criteria, including ESG and Impact scores and the identification of controversial business lines and other screens, into the investment process will cause the Portfolio to forgo investment opportunities available to other mutual funds that do not use these criteria, or to increase or decrease its exposure to certain sectors or certain types of companies. For example, the Portfolio will generally not seek to invest in companies that operate in, or derive a specific amount of revenue from, controversial business lines (e.g., tobacco, nuclear armaments and other controversial weapons, and thermal coal extraction), or companies with severe controversies (e.g., severe violators of human rights and liberties). As a result, the Portfolio could underperform or outperform other mutual funds that do not consider ESG criteria in their investment processes. In evaluating a company, Radiant is dependent upon third-party data that it believes to be reliable, but it does not guarantee the accuracy of

HSBC FAMILY OF FUNDS	27

HSBC FAMILY OF FUNDS

 Notes to Financial Statements—October 31, 2024 (continued)

such third-party data. ESG data from third-party data providers may be incomplete, inaccurate, or unavailable and may vary significantly from one third-party data provider to another, which could adversely affect the analysis of ESG criteria relevant to a particular company. Investing on the basis of ESG criteria is qualitative and subjective by nature and there can be no assurance that the process utilized by Radiant or any third-party research or data providers or any judgment exercised by Radiant will reflect the views of any particular investor. Radiant’s ESG criteria and ESG-related investment processes may be changed periodically without shareholder approval or notice.

6.	Federal Income Tax Information:

As of the tax fiscal year ended October 31, 2024, the cost basis of investments for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/(depreciation) were as follows:

	Tax Cost ($)	Tax Unrealized Appreciation ($)	Tax Unrealized Depreciation ($)	Net Unrealized Appreciation/ (Depreciation) ($)*
Radiant U.S. Smaller Companies Portfolio	27,094,675	6,583,128	(1,045,727)	5,537,401

*	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales.
7.	Recent Accounting Pronouncements:

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”),” which enhances disclosure requirements about significant segment expenses. ASU 2023-07 is effective for the fiscal years beginning after December 15, 2023, and interim periods beginning with the first quarter ended March 31, 2025. Early adoption is permitted and retrospective adoption is required for all prior periods presented. The Portfolio is currently assessing the impact of this guidance, however, the Portfolio does not expect a material impact on its financial statements.

8.	Subsequent Events:

Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued and no adjustments or additional disclosures were required to the financial statements.

28	HSBC FAMILY OF FUNDS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of HSBC Funds and Shareholders of HSBC Radiant U.S. Smaller Companies Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of HSBC Radiant U.S. Smaller Companies Portfolio (one of the funds constituting HSBC Funds, hereafter collectively referred to as the “Fund”) as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
New York, New York
December 26, 2024

We have served as the auditor of one or more investment companies in the HSBC Funds since 2015.

HSBC FAMILY OF FUNDS	29

HSBC FAMILY OF FUNDS:

INVESTMENT ADVISER AND ADMINISTRATOR

HSBC Global Asset Management (USA) Inc.
4th Floor, 66 Hudson Boulevard E
New York, NY 10001

SUB-ADVISER

HSBC Radiant U.S. Smaller Companies Portfolio
Radiant Global Investors LLC
21 Orinda Way, Suite C-546
Orinda, CA 94563

Investment products:

ARE NOT A BANK DEPOSIT OR OBLIGATION OF THE BANK OR ANY OF ITS AFFILIATES	ARE NOT FDIC INSURED	ARE NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
ARE NOT GUARANTEED BY THE BANK OR ANY OF ITS AFFILIATES		MAY LOSE VALUE

SHAREHOLDER SERVICING AGENTS

For HSBC Bank USA, N.A. and
HSBC Securities (USA) Inc. Clients

HSBC Bank USA, N.A.
4th Floor, 66 Hudson Boulevard E
New York, NY 10001
1-888-525-5757

For All Other Shareholders

HSBC Funds
P.O. Box 219691
Kansas City, MO 64121-9691
1-800-782-8183

SUB-TRANSFER AGENT

SS&C Global Investor and Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169

DISTRIBUTOR

Foreside Distribution Services, L.P.
Three Canal Plaza, Suite 100
Portland, ME 04101

CUSTODIAN AND TRANSFER AGENT

State Street Bank and Trust Company
1 Congress Street
Boston, MA 02114

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

LEGAL COUNSEL

Dechert LLP
1900 K Street, N.W.
Washington, D.C. 20006

Investment products are offered by HSBC Securities (USA) Inc. (HSI), member NYSE/FINRA/SIPC. HSI is an affiliate of HSBC Bank USA, N.A. Investment products: Are not a deposit or other obligation of the bank or any of its affiliates; Not FDIC insured or insured by any federal government agency of the United States; Not guaranteed by the bank or any of its affiliates; and are subject to investment risk, including possible loss of principal invested.

Investors should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The prospectus contains this and other important information about the investment company. For clients of HSBC Securities (USA) Inc., please call 1-888-525-5757 for more information. For other investors and prospective investors, please call the Funds directly at 1-800-782-8183 or visit our website at https://www.assetmanagement.us.hsbc.com/en/individual-investor/fund-centre. Investors should read the prospectus carefully before investing or sending money.

HSB-AR-EQF-1224	12/24

(b) The Registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 16. Controls and Procedures

(a)

The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, as of a date within 90 days of the filing date of this Form N-CSR based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a)	Not applicable.

(b)	Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the Registrant.

Item 19. Exhibits

(a)(1)	Code of Ethics is attached hereto.

(a)(2)	Not applicable.

(a)(3)	The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

(a)(4)	Not applicable for open-end investment companies.

(a)(5)	Not applicable.

(b)

The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HSBC Funds

By:	/s/ Stefano R. Michelagnoli
Stefano R. Michelagnoli
President (Principal Executive Officer)

Date:	January 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stefano R. Michelagnoli
Stefano R. Michelagnoli
President (Principal Executive Officer)

Date:	January 8, 2025

By:	/s/ Maria Clem Sell
Maria Clem Sell
Treasurer (Principal Financial Officer)

Date:	January 8, 2025